UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	3/31/2006

Item 1 – Reports to Stockholders

Jennison Growth Fund

MARCH 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Medium- to large- capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Growth Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Growth Fund

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.99%	21.78%	9.57%	110.35%	118.55%
Class B	6.60	20.84	5.55	95.20	102.22
Class C	6.60	20.84	5.55	95.20	102.22
Class R	6.86	21.46	N/A	N/A	16.50
Class Z	7.12	22.12	10.94	N/A	117.16
S&P 500 Index[3]	6.38	11.72	21.46	135.71	***
Russell 1000 Growth Index[4]	6.16	13.14	8.59	87.65	****
Lipper Large-Cap Growth Funds Avg.[5]	6.35	14.24	5.33	91.22	*****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		15.09%	0.70%	7.11%	7.21%
Class B		15.84	0.89	6.92	7.00
Class C		19.84	1.09	6.92	7.00
Class R		21.46	N/A	N/A	12.60
Class Z		22.12	2.10	N/A	8.10
S&P 500 Index[3]		11.72	3.97	8.95	***
Russell 1000 Growth Index[4]		13.14	1.66	6.50	****
Lipper Large-Cap Growth Funds Avg.[5]		14.24	0.93	6.53	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, and C, 11/2/95; Class R, 12/17/04; and Class Z, 4/15/96. On 9/20/96, The Prudential Institutional Fund/Growth Stock Fund merged into Jennison Growth Fund, Class Z shares. Performance for Class Z shares prior to 9/20/96 is for the Growth Stock Fund, which had an inception date of 11/5/92.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios and forecasted growth rates, and relatively low dividend yields.

5The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are 164.24% for Class A, B, and C; 9.32% for Class R; and 298.62% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 9.78% for Class A, B, and C; 7.39% for Class R; and 10.86% for Class Z.

****Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns are 106.59% for Class A, B, and C; 8.52% for Class R; and 201.76% for Class Z. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns are 7.21% for Class A, B, and C; 6.76% for Class R; and 8.58% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 106.43% for Class A, B, and C; 9.05% for Class R; and 208.39% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 7.05% for Class A, B, and C; 7.16% for Class R; and 8.61% for Class Z.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/06 (excluding short-term investments)
Google, Inc. (Class “A” Stock), Internet Software & Services	4.4%
eBay, Inc., Internet Software & Services	3.2
Procter & Gamble Co., Household Products	3.0
Microsoft Corp., Software	2.4
Schlumberger Ltd., Energy Equipment & Services	2.4

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/06 (excluding short-term investments)
Internet Software & Services	9.9%
Software	8.9
Semiconductors & Semiconductor Equipment	8.7
Capital Markets	8.3
Biotechnology	6.2

Industry weightings are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2005, at the beginning of the period, and held through the six-month period ended March 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Growth Fund		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,069.90	1.04%	$5.37
	Hypothetical	$1,000.00	$1,019.75	1.04%	$5.24

Class B	Actual	$1,000.00	$1,066.00	1.79%	$9.22
	Hypothetical	$1,000.00	$1,016.01	1.79%	$9.00

Class C	Actual	$1,000.00	$1,066.00	1.79%	$9.22
	Hypothetical	$1,000.00	$1,016.01	1.79%	$9.00

Class R	Actual	$1,000.00	$1,067.80	1.29%	$6.65
	Hypothetical	$1,000.00	$1,018.50	1.29%	$6.49

Class Z	Actual	$1,000.00	$1,071.20	0.79%	$4.08
	Hypothetical	$1,000.00	$1,020.99	0.79%	$3.98

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS

Beverages 1.7%
896,400	PepsiCo, Inc.	$51,802,956

Biotechnology 6.2%
931,800	Amgen, Inc.(a)(b)	67,788,450
695,400	Genentech, Inc.(a)	58,768,254
1,004,000	Gilead Sciences, Inc.(a)	62,468,880

		189,025,584

Capital Markets 8.3%
3,270,500	Charles Schwab Corp. (The)	56,285,305
303,400	Goldman Sachs Group, Inc.	47,621,664
247,100	Legg Mason, Inc.	30,969,043
788,400	Merrill Lynch & Co., Inc.	62,094,384
518,000	UBS AG	56,964,460

		253,934,856

Communications Equipment 5.1%
2,886,200	Cisco Systems, Inc.(a)	62,543,954
1,914,500	Nokia OYJ ADR (Finland)	39,668,440
1,057,300	QUALCOMM, Inc.	53,509,953

		155,722,347

Computers & Peripherals 1.4%
677,500	Apple Computer, Inc.(a)	42,492,800

Consumer Finance 2.3%
1,352,500	American Express Co.	71,073,875

Electronic Equipment & Instruments 1.5%
1,264,200	Agilent Technologies, Inc.(a)	47,470,710

Energy Equipment & Services 2.4%
576,300	Schlumberger Ltd.	72,942,291

Food & Staples Retailing 1.7%
762,800	Whole Foods Market, Inc.(b)	50,680,432

Health Care Equipment & Supplies 3.2%
536,300	Alcon, Inc.	55,914,638
1,001,600	St. Jude Medical, Inc.(a)	41,065,600

		96,980,238

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Health Care Providers & Services 5.7%
955,600	Caremark Rx, Inc.(a)	$46,996,408
200,900	CIGNA Corp.	26,241,558
1,095,500	UnitedHealth Group, Inc.	61,194,630
507,400	WellPoint, Inc.(a)	39,287,982

		173,720,578

Hotels, Restaurants & Leisure 2.3%
676,100	Cheesecake Factory (The)(a)(b)	25,319,945
638,100	Marriott International, Inc. (Class A)	43,773,660

		69,093,605

Household Products 3.0%
1,588,790	Procter & Gamble Co.	91,546,080

Industrial Conglomerates 1.8%
1,624,200	General Electric Co.	56,489,676

Insurance 2.0%
920,600	American International Group, Inc.	60,842,454

Internet Software & Services 9.9%
2,530,800	eBay, Inc.(a)(b)	98,853,048
343,100	Google, Inc. (Class A)(a)	133,809,000
2,217,800	Yahoo!, Inc.(a)(b)	71,546,228

		304,208,276

Media 2.7%
2,179,200	Disney (Walt) Co.	60,777,888
275,000	Getty Images, Inc.(a)(b)	20,592,000

		81,369,888

Multiline Retail 3.2%
733,500	Federated Department Stores, Inc.	53,545,500
850,800	Target Corp.	44,250,108

		97,795,608

Oil, Gas & Consumable Fuels 2.5%
409,400	Occidental Petroleum Corp.	37,930,910
492,200	Suncor Energy, Inc.	37,909,244

		75,840,154

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Pharmaceuticals 5.5%
1,092,600	Novartis AG ADR (Switzerland)	$60,573,744
872,600	Roche Holdings AG ADR (Switzerland)	64,801,458
454,700	Sanofi-Aventis (France)	43,255,956
2,800	Sanofi-Aventis ADR (France)	132,860

		168,764,018

Semiconductors & Semiconductor Equipment 8.7%
1,627,900	Broadcom Corp. (Class A)(a)(b)	70,260,164
1,186,100	Marvell Technology Group Ltd.(a)(b)	64,168,010
1,819,900	Maxim Integrated Products, Inc.	67,609,285
2,022,900	Texas Instruments, Inc.(b)	65,683,563

		267,721,022

Software 8.9%
1,980,000	Adobe Systems, Inc.	69,141,600
950,700	Electronic Arts, Inc.(a)	52,022,304
2,742,200	Microsoft Corp.	74,615,262
348,100	NAVTEQ Corp.(a)(b)	17,631,265
1,089,000	SAP AG ADR (Germany)	59,154,480

		272,564,911

Specialty Retail 5.3%
1,151,400	Chico’s FAS, Inc.(a)(b)	46,792,896
714,900	Home Depot, Inc.	30,240,270
683,900	Lowe’s Cos., Inc.	44,070,516
657,100	Urban Outfitters, Inc.(a)(b)	16,125,234
616,400	Williams-Sonoma, Inc.(a)(b)	26,135,360

		163,364,276

Textiles, Apparel & Luxury Goods 3.0%
1,319,500	Coach, Inc.(a)	45,628,310
533,800	Nike, Inc. (Class B)(b)	45,426,380

		91,054,690

	Total long-term investments (cost $2,169,534,909)	3,006,501,325

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 8.9%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
272,807,844	(cost $272,807,844; includes $237,871,019 of cash collateral received for securities on loan)(Note 3)(c)(d)	$272,807,844

	Total Investments 107.2% (cost $2,442,342,753; Note 5)	3,279,309,169
	Liabilities in excess of other assets (7.2%)	(219,326,569)

	Net Assets 100.0%	$3,059,982,600

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $228,031,571; cash collateral of $237,871,019 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

Internet Software & Services	9.9%
Affiliated Money Market Mutual Fund	8.9
Software	8.9
Semiconductors & Semiconductor Equipment	8.7
Capital Markets	8.3
Biotechnology	6.2
Health Care Providers & Services	5.7
Pharmaceuticals	5.5
Specialty Retail	5.3
Communications Equipment	5.1
Health Care Equipment & Supplies	3.2
Multiline Retail	3.2
Household Products	3.0
Textiles, Apparel & Luxury Goods	3.0
Media	2.7
Oil, Gas & Consumable Fuels	2.5
Energy Equipment & Services	2.4
Consumer Finance	2.3
Hotels, Restaurants & Leisure	2.3
Insurance	2.0
Industrial Conglomerates	1.8
Beverages	1.7
Food & Staples Retailing	1.7
Electronic Equipment & Instruments	1.5
Computers & Peripherals	1.4

Total Investments	107.2
Liabilities in excess of other assets	(7.2)

Total Net Assets	100.0%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	11

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $228,031,571:
Unaffiliated investments (cost $2,169,534,909)	$3,006,501,325
Affiliated investments (cost $272,807,844)	272,807,844
Receivable for investments sold	31,374,706
Receivable for Series shares sold	6,438,402
Dividends receivable	3,447,079
Foreign tax reclaim receivable	490,874
Prepaid expenses	6,168

Total assets	3,321,066,398

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	237,871,019
Payable for investments purchased	11,039,249
Payable for Series shares reacquired	7,751,755
Management fee payable	1,595,542
Transfer agent fee payable	1,149,899
Accrued expenses	868,250
Distribution fee payable	665,265
Payable to custodian	130,759
Deferred directors’ fees	12,060

Total liabilities	261,083,798

Net Assets	$3,059,982,600

Net assets were comprised of:
Common stock, at par	$187,066
Paid-in capital in excess of par	3,856,973,432

3,857,160,498
Accumulated net investment loss	(2,808,345)
Accumulated net realized loss on investments and foreign currency transactions	(1,631,335,969)
Net unrealized appreciation on investments and foreign currencies	836,966,416

Net assets, March 31, 2006	$3,059,982,600

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($1,408,681,811 ÷ 86,000,993 shares of common stock issued and outstanding)	$16.38
Maximum sales charge (5.50% of offering price)	.95

Maximum offering price to public	$17.33

Class B
Net asset value, offering price and redemption price per share
($328,983,516 ÷ 21,898,534 shares of common stock issued and outstanding)	$15.02

Class C
Net asset value, offering price and redemption price per share
($91,372,864 ÷ 6,081,821 shares of common stock issued and outstanding)	$15.02

Class R
Net asset value, offering price and redemption price per share
($3,208 ÷ 212.16 shares of common stock issued and outstanding)	$15.12

Class Z
Net asset value, offering price and redemption price per share
($1,230,941,201 ÷ 73,084,541 shares of common stock issued and outstanding)	$16.84

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	13

Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $431,994)	$13,361,551
Affiliated dividend income	811,112
Affiliated income from securities loaned, net	198,915

Total income	14,371,578

Expenses
Management fee	9,440,213
Distribution fee—Class A	1,699,040
Distribution fee—Class B	1,826,209
Distribution fee—Class C	452,696
Distribution fee—Class R	13
Transfer agent’s fee and expenses (including affiliated expense of $2,629,300)	3,034,000
Reports to shareholders	173,000
Custodian’s fees and expenses	126,000
Insurance	91,000
Registration fees	45,000
Legal fees and expenses	40,000
Directors’ fees	32,000
Commitment fees	12,000
Audit fee	8,000
Miscellaneous	4,655

Total expenses	16,983,826

Net investment loss	(2,612,248)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	190,918,921
Foreign currency transactions	(87,058)

190,831,863

Net change in unrealized appreciation (depreciation) on:
Investments	29,540,563
Foreign currencies	9,951

29,550,514

Net gain on investments and foreign currencies	220,382,377

Net Increase In Net Assets Resulting From Operations	$217,770,129

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(2,612,248)	$743,412
Net realized gain on investments and foreign currency transactions	190,831,863	218,340,747
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,550,514	326,036,307

Net increase in net assets resulting from operations	217,770,129	545,120,466

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	364,164,236	556,475,402
Net asset value of shares issued in connection with merger (Note 7)	—	1,510,490
Cost of shares reacquired	(721,118,059)	(956,691,647)

Net decrease in net assets from Series share transactions	(356,953,823)	(398,705,755)

Total increase (decrease)	(139,183,694)	146,414,711

Net Assets
Beginning of period	3,199,166,294	3,052,751,583

End of period	$3,059,982,600	$3,199,166,294

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	15

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Growth Fund (the “Series”), Jennison Equity Opportunity Fund, Dryden Active Allocation Fund, JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund. These financial statements relate to the Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the

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prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2006, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), realized and unrealized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Company’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually. Distributions of net realized capital and currency gains, if any, annually.

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Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In the connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .600 of 1% of the Series’ average daily net assets up to $300 million, .575 of 1% of the next $2.7 billion and .550 of 1% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .575 of 1% of the Series’ average daily net assets for the six months ended March 31, 2006.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received approximately $465,100 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2006, it received approximately $11, $224,300 and $1,800 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Funds paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve

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as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, serves as broker/dealer. For the six months ended March 31, 2006, the Series incurred approximately $376,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended March 31, 2006, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned approximately $58,000 and $11,000, respectively, in broker commissions from portfolio transactions executed on behalf of the Series.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2006, PIM has been compensated approximately $87,200 for these services.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2006 were $1,004,592,196 and $1,402,030,427, respectively.

As of March 31, 2006, the Series had securities on loan with an aggregate market value of $228,031,571. The Series received $237,871,019 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’ securities lending procedures.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,478,437,484	$814,197,701	$(13,326,016)	$800,871,685

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforwards as of September 30, 2005 of approximately $ 1,794,618,000 of which $898,999,000 expires in 2010, $827,429,000 expires in 2011 and $68,190,000 expires in 2012. In addition, the Series utilized $180,537,000 of its prior year capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2005.

Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Series has elected to treat post-October currency losses of approximately $184,000 incurred in the eleven months ended September 30, 2005 as having been incurred in the next fiscal year.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 3.25 billion shares of $.001 par value common stock of the Company authorized which are divided into six series, three of which offer five classes, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 250 million authorized shares and the Series also may offer Class I shares, of which 250 million shares are authorized, but none are currently issued and outstanding. As of March 31, 2006, Prudential Investments Fund Management LLC owned 8 Class A shares, 8 Class B shares and 193 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2006:
Shares sold	11,695,114	$189,851,221
Shares reacquired	(16,443,856)	(260,059,972)

Net increase (decrease) in shares outstanding before conversion	(4,748,742)	(70,208,751)
Shares issued upon conversion from Class B	2,686,474	43,759,016

Net increase (decrease) in shares outstanding	(2,062,268)	$(26,449,735)

Year ended September 30, 2005:
Shares sold	15,519,269	$217,671,367
Shares issued in connection with the merger	31,573	442,212
Shares reacquired	(27,925,177)	(391,108,978)

Net increase (decrease) in shares outstanding before conversion	(12,374,335)	(172,995,399)
Shares issued upon conversion from Class B	6,944,689	99,654,807

Net increase (decrease) in shares outstanding	(5,429,646)	$(73,340,592)

Class B
Six months ended March 31, 2006:
Shares sold	754,160	$11,242,787
Shares reacquired	(2,295,963)	(34,040,291)

Net increase (decrease) in shares outstanding before conversion	(1,541,803)	(22,797,504)
Shares reacquired upon conversion into Class A	(2,925,347)	(43,759,016)

Net increase (decrease) in shares outstanding	(4,467,150)	$(66,556,520)

Year ended September 30, 2005:
Shares sold	1,357,829	$17,347,458
Shares issued in connection with the merger	69,002	857,320
Shares reacquired	(8,017,108)	(103,292,759)

Net increase (decrease) in shares outstanding before conversion	(6,590,277)	(85,087,981)
Shares reacquired upon conversion into Class A	(7,521,116)	(99,654,807)

Net increase (decrease) in shares outstanding	(14,111,393)	$(184,742,788)

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2006:
Shares sold	817,943	$12,217,385
Shares reacquired	(852,735)	(12,658,836)

Net increase (decrease) in shares outstanding	(34,792)	$(441,451)

Year ended September 30, 2005:
Shares sold	597,689	$7,763,311
Shares issued in connection with the merger	19,988	210,958
Shares reacquired	(2,586,238)	(33,443,434)

Net increase (decrease) in shares outstanding	(1,968,561)	$(25,469,165)

Class R
Six months ended March 31, 2006:
Shares sold	1,558	$23,946
Shares reacquired	(1,539)	(23,292)

Net increase (decrease) in shares outstanding	19	$654

Period ended September 30, 2005*:
Shares sold	193	$2,500
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	193	$2,500

* Commencement of operations on December 17, 2004.
Class Z
Six months ended March 31, 2006:
Shares sold	9,096,582	$150,828,897
Shares reacquired	(24,646,171)	(414,335,668)

Net increase (decrease) in shares outstanding	(15,549,589)	$(263,506,771)

Year ended September 30, 2005:
Shares sold	21,785,045	$313,690,766
Shares reacquired	(30,088,424)	(428,846,476)

Net increase (decrease) in shares outstanding	(8,303,379)	$(115,155,710)

Note 7. Reorganization

On October 29, 2004, Jennison Growth Fund acquired all of the net assets of Strategic Partners Managed Large Cap Growth Fund pursuant to a plan of reorganization approved by the Strategic Partners Managed Large Cap Growth Fund shareholders on January 23, 2004. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C and Class Z shares for corresponding classes of

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Strategic Partners Managed Large Cap Growth and Class L being exchanged for Class A and Classes M and X for Class B of Jennison Growth Fund.

Strategic Partners Managed Large Cap Growth Fund		Jennison Growth Fund
Class	Shares	Class	Shares	Value
A	7,878	A	31,573	$442,212
B	1,413	B	69,002	857,320
C	27,712	C	19,988	210,958
L	38,655
M	79,801
X	14,618

The aggregate net assets and unrealized appreciation of Strategic Partners Managed Large Cap Growth Fund immediately before the acquisition was $1,510,490 and $112,267, respectively. The aggregate net assets of Jennison Growth Fund immediately before the acquisition were $3,115,007,120.

Note 8. In-Kind Redemption

During the six months ended March 31, 2006, shareholders redeemed fund shares in exchange for Series’ portfolio securities valued at $122,469,608. The Fund realized a gain of $13,924,737 related to the in-kind redemption transactions. This gain is not taxable for Federal Income Tax purposes.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.31

Income (loss) from investment operations:
Net investment income (loss)(a)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.08

Total from investment operations	1.07

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$16.38

Total Return(b):	6.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,408,682
Average net assets (000)	$1,362,967
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.04	%(d)
Expenses, excluding distribution and service (12b-1) fees	.79	%(d)
Net investment income (loss)	(.16	)%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	31	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service 12b-1 fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2005	2004	2003	2002	2001

$12.84	$11.77	$9.73	$12.50	$24.20

.01	(.04)	(.02)	(.04)	(.05)
2.46	1.11	2.06	(2.73)	(9.50)

2.47	1.07	2.04	(2.77)	(9.55)

—	—	—	—	(2.15)

$15.31	$12.84	$11.77	$9.73	$12.50

19.24%	9.09%	20.97%	(22.16)%	(42.32)%

$1,348,039	$1,200,078	$1,134,839	$1,011,241	$1,286,009
$1,258,500	$1,237,249	$1,034,231	$1,358,013	$1,513,253

1.06%	1.05%	1.17%	1.08%	1.06%
.81%	.80%	.92%	.83%	.81%
.04%	(.27)%	(.21)%	(.28)%	(.27)%

57%	68%	64%	71%	98%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.09

Income (loss) from investment operations:
Net investment loss(a)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00

Total from investment operations	.93

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$15.02

Total Return(b):	6.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$328,984
Average net assets (000)	$366,245
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.79	%(c)
Expenses, excluding distribution and service (12b-1) fees	.79	%(c)
Net investment loss	(.92	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2005	2004	2003	2002	2001

$11.90	$11.00	$9.16	$11.86	$23.23

(.09)	(.12)	(.10)	(.13)	(.17)
2.28	1.02	1.94	(2.57)	(9.05)

2.19	.90	1.84	(2.70)	(9.22)

—	—	—	—	(2.15)

$14.09	$11.90	$11.00	$9.16	$11.86

18.40%	8.18%	20.09%	(22.77)%	(42.70)%

$371,561	$481,876	$565,727	$653,338	$1,046,581
$439,078	$560,217	$602,105	$1,007,499	$1,576,226

1.81%	1.80%	1.92%	1.83%	1.81%
.81%	.80%	.92%	.83%	.81%
(.66)%	(1.02)%	(.95)%	(1.03)%	(1.02)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.09

Income (loss) from investment operations:
Net investment loss(a)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00

Total from investment operations	.93

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$15.02

Total Return(b):	6.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$91,373
Average net assets (000)	$90,788
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.79	%(c)
Expenses, excluding distribution and service (12b-1) fees	.79	%(c)
Net investment loss	(.91	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2005	2004	2003	2002	2001

$11.90	$11.00	$9.16	$11.86	$23.23

(.08)	(.12)	(.10)	(.13)	(.17)
2.27	1.02	1.94	(2.57)	(9.05)

2.19	.90	1.84	(2.70)	(9.22)

—	—	—	—	(2.15)

$14.09	$11.90	$11.00	$9.16	$11.86

18.40%	8.18%	20.09%	(22.77)%	(42.70)%

$86,198	$96,253	$106,850	$103,956	$164,216
$91,313	$107,401	$105,518	$159,096	$226,607

1.81%	1.80%	1.92%	1.83%	1.81%
.81%	.80%	.92%	.83%	.81%
(.61)%	(1.02)%	(.96)%	(1.03)%	(1.02)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended March 31, 2006	December 17, 2004(a) Through September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.15	$12.97

Income (loss) from investment operations:
Net investment loss(b)	(.03)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	1.00	1.23

Total from investment operations	.97	1.18

Net asset value, end of period	$15.12	$14.15

Total Return(c):	6.86%	9.10%
Ratios/Supplemental Data:
Net assets, end of period(d)	$3,208	$2,727
Average net assets(d)	$5,072	$2,528
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)(f)	1.29%	1.31%
Expenses, excluding distribution and service (12b-1) fees(f)	.79%	.81%
Net investment loss(f)	(.43)%	(.52)%

(a)	Inception date of Class R shares.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	The distributor of the Series has contractually agreed to limit its distribution and service 12b-1 fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.72

Income (loss) from investment operations:
Net investment income (loss)(a)	.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.11

Total from investment operations	1.12

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$16.84

Total Return(c):	7.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,230,941
Average net assets (000)	$1,472,231
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.79	%(d)
Expenses, excluding distribution and service (12b-1) fees	.79	%(d)
Net investment income (loss)	.08	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2005	2004	2003	2002	2001

$13.15	$12.03	$9.92	$12.71	$24.50

.04	— (b)	— (b)	— (b)	— (b)
2.53	1.12	2.11	(2.79)	(9.64)

2.57	1.12	2.11	(2.79)	(9.64)

—	—	—	—	(2.15)

$15.72	$13.15	$12.03	$9.92	$12.71

19.54%	9.31%	21.27%	(21.95)%	(42.15)%

$1,393,365	$1,274,544	$1,360,076	$1,108,026	$1,524,028
$1,324,754	$1,441,730	$1,226,178	$1,545,628	$2,191,554

.81%	.80%	.92%	.83%	.81%
.81%	.80%	.92%	.83%	.81%
.28%	(.02)%	.03%	(.03)%	(.02)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	JGRCR	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    IFS-A118929    Ed. 05/2006

Jennison Equity Opportunity Fund

MARCH 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Equity Opportunity Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Opportunity Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	9.42%	16.69%	47.35%	216.77%
Class B	9.02	15.82	41.91	195.39
Class C	9.02	15.82	41.91	195.39
Class R	8.98	16.48	N/A	15.30
Class Z	9.55	16.98	49.16	224.60
S&P 500 Index[3]	6.38	11.72	21.46	***
Lipper Multi-Cap Core Funds Avg.[4]	7.77	14.56	29.49	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A		10.27%	6.85%	12.38%
Class B		10.91	7.10	12.22
Class C		14.84	7.25	12.22
Class R		16.48	N/A	11.70
Class Z		16.98	8.33	13.35
S&P 500 Index[3]		11.72	3.97	***
Lipper Multi-Cap Core Funds Avg.[4]		14.56	5.03	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 11/7/96; and Class R, 12/17/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to inception cumulative total returns are 112.96% for Class A, B, C, and Z, and 9.32% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 8.36% for Class A, B, C, and Z and 7.39% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total returns are 128.44% for Class A, B, C, and Z, and 12.13% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 8.59% for Class A, B, C, and Z and 9.57% for Class R.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/06
Kroger Co. (The), Food & Staples Retailing	2.3%
E.I. du Pont de Nemours & Co., Chemicals	2.2
Manpower, Inc., Commercial Services and Supplies	2.2
CSX Corp., Road & Rail	2.2
American International Group, Inc., Insurance	2.2

Holdings are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/06
Media	8.8%
Pharmaceuticals	7.8
Commercial Services & Supplies	7.3
Software	7.0
Food & Staples Retailing	5.7

Industry weightings are subject to change.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2005, at the beginning of the period, and held through the six-month period ended March 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,094.20	1.16%	$6.06
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84

Class B	Actual	$1,000.00	$1,090.20	1.91%	$9.95
	Hypothetical	$1,000.00	$1,015.41	1.91%	$9.60

Class C	Actual	$1,000.00	$1,090.20	1.91%	$9.95
	Hypothetical	$1,000.00	$1,015.41	1.91%	$9.60

Class R	Actual	$1,000.00	$1,089.80	1.41%	$7.35
	Hypothetical	$1,000.00	$1,017.90	1.41%	$7.09

Class Z	Actual	$1,000.00	$1,095.50	0.91%	$4.75
	Hypothetical	$1,000.00	$1,020.39	0.91%	$4.58

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2006 (to reflect the six-month period).

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	5

Portfolio of Investments

as of March 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.1%
COMMON STOCKS

Aerospace & Defense 1.5%
259,500	Honeywell International, Inc.	$11,098,815

Biotechnology 1.7%
362,700	ImClone Systems, Inc.(a)(b)	12,339,054

Capital Markets 5.5%
183,400	Bank of New York Co., Inc. (The)	6,609,736
792,500	Charles Schwab Corp. (The)	13,638,925
202,500	Lazard Ltd., “Class A”(b)	8,960,625
214,900	Nuveen Investments, Inc., “Class A”(b)	10,347,435

		39,556,721

Chemicals 5.3%
373,600	E.I. du Pont de Nemours & Co.	15,769,656
348,600	Huntsman Corp.(a)	6,727,980
563,800	Nalco Holdings Co.(a)	9,979,260
254,300	Rockwood Holdings, Inc.(a)	5,853,986

		38,330,882

Commercial Banks 1.7%
379,955	Royal Bank of Scotland Group PLC (United Kingdom)	12,364,364

Commercial Services & Supplies 7.3%
1,152,800	Allied Waste Industries, Inc.(a)(b)	14,110,272
381,400	Aramark Corp., “Class B”(b)	11,266,556
275,700	Manpower, Inc.	15,764,526
201,700	Navigant Consulting, Inc.(a)(b)	4,306,295
211,000	Waste Management, Inc.	7,448,300

		52,895,949

Communications Equipment 1.6%
546,600	Nokia Corp. (ADR) (Finland)	11,325,552

Computers & Peripherals 0.7%
129,600	Diebold, Inc.	5,326,560

Containers & Packaging 1.2%
194,400	Temple-Inland, Inc.	8,660,520

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Consumer Services 2.0%
210,800	Career Education Corp.(a)(b)	$7,953,484
280,600	DeVry, Inc.(a)(b)	6,389,262

		14,342,746

Diversified Financial Services 2.7%
228,100	Citigroup, Inc.	10,773,163
209,572	J.P. Morgan Chase & Co.	8,726,578

		19,499,741

Diversified Telecommunication Services 2.5%
826,900	Citizens Communications Co.(b)	10,972,963
616,500	IDT Corp., “Class B”(a)(b)	6,824,655

		17,797,618

Electronic Equipment & Instruments 0.8%
149,315	Agilent Technologies, Inc.(a)	5,606,778

Energy Equipment & Services 1.5%
87,300	Schlumberger Ltd.	11,049,561

Food & Staples Retailing 5.7%
798,900	Kroger Co. (The)(a)	16,265,604
478,200	Performance Food Group Co.(a)(b)	14,915,058
210,900	Wal-Mart Stores, Inc.	9,962,916

		41,143,578

Food Products 1.5%
1,083,300	Cadbury Schweppes PLC (United Kingdom)	10,765,808

Health Care Providers & Services 2.1%
203,100	Community Health Systems, Inc.(a)	7,342,065
129,300	Medco Health Solutions, Inc.(a)	7,398,546

		14,740,611

Hotels, Restaurants & Leisure 2.5%
349,400	Bally Technologies Inc.(a)	5,936,306
156,900	Outback Steakhouse, Inc.	6,903,600
176,500	Pinnacle Entertainment, Inc.(a)(b)	4,972,005

		17,811,911

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Insurance 5.6%
237,900	American International Group, Inc.	$15,722,811
378,800	Axis Capital Holdings Ltd.	11,326,120
1,081,000	Benfield Group Ltd. (United Kingdom)	7,080,581
379,700	Montpelier Re Holdings Ltd.	6,189,110

		40,318,622

Internet & Catalog Retail 2.4%
315,500	Expedia, Inc.(a)(b)	6,395,185
380,600	IAC/InterActiveCorp(a)(b)	11,216,282

		17,611,467

Machinery 2.0%
300,900	Dover Corp.	14,611,704

Media 8.7%
591,000	Discovery Holding Co., “Class A”(a)(b)	8,865,000
2,839,600	Gemstar-TV Guide International, Inc.(a)	8,774,364
365,700	Liberty Global, Inc. “Class C”(a)	7,222,575
882,200	Pearson PLC (United Kingdom)	12,231,277
961,000	Radio One, Inc., “Class D”(a)	7,169,060
211,200	Verenigde Nederlandse Uitgeversbedrijven NV (Netherlands)	6,866,982
294,743	Viacom, Inc. “Class B”(a)	11,436,028

		62,565,286

Metals & Mining 2.6%
247,200	Alpha Natural Resources, Inc.(a)	5,720,208
204,700	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)(a)	3,250,636
271,800	Massey Energy Co.	9,803,826

		18,774,670

Multi-Utilities 2.3%
1,167,400	Aquila, Inc.(a)	4,657,926
262,500	Sempra Energy	12,195,750

		16,853,676

Oil, Gas & Consumable Fuels 3.4%
178,300	Exxon Mobil Corp.	10,851,338
93,600	Occidental Petroleum Corp.	8,672,040
190,800	Range Resources Corp.	5,210,748

		24,734,126

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Paper & Forest Products 1.3%
328,600	MeadWestvaco Corp.	$8,974,066

Pharmaceuticals 7.7%
297,500	Abbott Laboratories	12,634,825
100,500	Endo Pharmaceuticals Holdings(a)	3,297,405
73,600	Kos Pharmaceuticals, Inc.(a)	3,515,872
417,400	Pfizer, Inc.	10,401,608
140,600	Sanofi-Aventis (France)	13,375,385
425,800	Watson Pharmaceuticals, Inc.(a)(b)	12,237,492

		55,462,587

Road & Rail 2.2%
263,200	CSX Corp.	15,739,360

Semiconductors & Semiconductor Equipment 1.5%
290,200	Intel Corp.	5,615,370
132,300	Maxim Integrated Products, Inc.(b)	4,914,945

		10,530,315

Software 7.0%
899,500	BEA Systems, Inc.(a)	11,810,435
331,000	Computer Associates International, Inc.	9,006,510
432,800	Manhattan Associates, Inc.(a)	9,521,600
535,700	Microsoft Corp.	14,576,397
652,400	TIBCO Software, Inc.(a)	5,454,064

		50,369,006

Specialty Retail 0.6%
1,121,500	Blockbuster, Inc., “Class A”(b)	4,452,355

	Total long-term investments (cost $607,229,795)	685,654,009

SHORT-TERM INVESTMENTS 19.5%

Affiliated Money Market Mutual Fund 19.0%
	Dryden Core Investment Fund - Taxable Money Market Series
136,831,018	(cost $136,831,018; includes $103,316,227 of cash collateral for securities on loan) (Note 3)(c)(e)	136,831,018

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Security 0.5%
	United States Treasury Bill, 4.17%, 6/22/06(d)
$ 3,905	(cost $3,866,542)	$3,866,270

	Total short-term investments (cost $140,697,560)	140,697,288

	Total Investments, Before Securities Sold Short 114.6% (cost $747,927,355)	826,351,297

Shares
Securities Sold Short (1.1%)

Oil, Gas & Consumable Fuels
128,700	Devon Energy Corp. (proceeds $8,509,550)	(7,872,579)

	Total Investments, Net of Securities Sold Short 113.5% (cost $739,417,805; Note 5)	818,478,718
	Liabilities in excess of other assets (13.5%)	(97,482,945)

	Net Assets 100%	$720,995,773

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $98,938,030; cash collateral of $103,316,227 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 14.3% of collateral received for securities on loan)	19.0%
Media	8.8
Pharmaceuticals	7.8
Commercial Services & Supplies	7.3
Software	7.0
Food & Staples Retailing	5.7
Insurance	5.6
Capital Markets	5.5
Chemicals	5.3
Oil, Gas & Consumable Fuels	3.4
Diversified Financial Services	2.7
Metals & Mining	2.6
Diversified Telecommunication Services	2.5
Hotels, Restaurants & Leisure	2.5
Internet & Catalog Retail	2.4
Multi-Utilities	2.3
Road & Rail	2.2
Diversified Consumer Services	2.0
Health Care Providers & Services	2.0
Machinery	2.0
Biotechnology	1.7
Commercial Banks	1.7
Communications Equipment	1.6
Aerospace & Defense	1.5
Energy Equipment & Services	1.5
Food Products	1.5
Semiconducotrs & Semiconductor Equipment	1.5
Containers & Packaging	1.2
Paper & Forest Products	1.2
Electronic Equipment & Instruments	0.8
Computers & Peripherals	0.7
Specialty Retail	0.6
U.S. Government Security	0.5

114.6
Securities sold short	(1.1)
Liabilities in excess of other assets	(13.5)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2006	SEMIANNUAL REPORT

Jennison Equity Opportunity Fund

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $98,938,030:
Unaffiliated investments (cost $611,096,337)	$689,520,279
Affiliated investments (cost $136,831,018)	136,831,018
Foreign currency, at value (cost $1,153)	1,154
Receivable for investments sold	5,895,283
Receivable for Series shares sold	1,205,223
Dividends receivable	1,047,030
Due from broker-variation margin	178,893
Receivable from securities lending, net	15,862
Prepaid expenses	883

Total assets	834,695,625

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	103,316,227
Payable for Series shares reacquired	4,440,142
Payable for investments purchased	4,138,993
Accrued expenses	833,765
Management fee payable	359,417
Distribution fee payable	257,814
Payable to custodian	257,452
Transfer agent fee payable	93,086
Deferred directors’ fees	2,956

Total liabilities	113,699,852

Net Assets	$720,995,773

Net assets were comprised of:
Common stock, at par	$42,540
Paid-in capital in excess of par	591,466,258

591,508,798
Undistributed net investment income	127,027
Accumulated net realized gain on investment and foreign currency transactions	50,298,790
Net unrealized appreciation on investments and foreign currencies	79,061,158

Net assets, March 31, 2006	$720,995,773

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($328,954,252 ÷ 19,134,129 shares of common stock issued and outstanding)	$17.19
Maximum sales charge (5.50% of offering price)	1.00

Maximum offering price to public	$18.19

Class B
Net asset value, offering price and redemption price per share ($165,509,873 ÷ 10,201,455 shares of common stock issued and outstanding)	$16.22

Class C
Net asset value, offering price and redemption price per share ($54,879,205 ÷ 3,382,741 shares of common stock issued and outstanding)	$16.22

Class R
Net asset value, offering price and redemption price per share ($2,884 ÷ 176.73 shares of common stock issued and outstanding)	$16.32

Class Z
Net asset value, offering price and redemption price per share ($171,649,559 ÷ 9,821,890 shares of common stock issued and outstanding)	$17.48

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $49,190)	$4,509,705
Affiliated dividend income	553,292
Affiliated income from securities loaned, net	102,624
Unaffiliated interest	35,361

Total income	5,200,982

Expenses
Management fee	2,277,841
Distribution fee—Class A	401,360
Distribution fee—Class B	853,439
Distribution fee—Class C	281,748
Distribution fee—Class R	7
Transfer agent’s fee and expenses (including affiliated expense of $593,900)	1,024,000
Custodian’s fees and expenses	73,000
Reports to shareholders	50,000
Registration fees	39,000
Insurance	26,000
Legal fees and expenses	19,000
Directors’ fees	13,000
Audit fee	8,000
Miscellaneous	9,750

Total expenses	5,076,145

Net investment income	124,837

Realized And Unrealized Gain (Loss) On Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	58,323,562
Foreign currency transactions	(18,100)

58,305,462

Net change in unrealized appreciation on:
Investments	9,924,614
Foreign currencies	3,122
Short Sales	636,971

10,564,707

Net gain on investment and foreign currency transactions	68,870,169

Net Increase In Net Assets Resulting From Operations	$68,995,006

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$124,837	$5,204,720
Net realized gain on investment and foreign currency transactions	58,305,462	123,530,427
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,564,707	(9,584,465)

Net increase in net assets resulting from operations	68,995,006	119,150,682

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,410,227)	(640,443)
Class B	—	—
Class C	—	—
Class R	(7)	—
Class Z	(1,683,304)	(1,463,623)

	(3,093,538)	(2,104,066)

Distributions from net realized gains
Class A	(47,030,702)	(7,429,109)
Class B	(27,242,728)	(4,847,431)
Class C	(8,923,183)	(1,477,210)
Class R	(407)	—
Class Z	(39,374,021)	(7,386,849)

	(122,571,041)	(21,140,599)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	50,545,235	165,985,562
Net asset value of shares issued in reinvestment of dividends and distributions	121,005,928	22,350,003
Cost of shares reacquired	(237,676,609)	(404,867,626)

Net decrease in net assets from Series share transactions	(66,125,446)	(216,532,061)

Total decrease	(122,795,019)	(120,626,044)

Net Assets
Beginning of period	843,790,792	964,416,836

End of period(a)	$720,995,773	$843,790,792

(a) Includes undistributed net investment income of:	$127,027	$3,095,728

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Equity Opportunity Fund (the “Series”), Jennison Growth Fund, Dryden Active Allocation Fund, (formerly Dryden Active Balanced Fund), JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund. These financial statements relate to Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Any security for which a reliable market quotation is unavailable is valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the

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markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2006, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at

Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Series may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Series maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis. Net investment income or (loss) (other than distribution fees which are charged directly to the respective class), and realized and

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unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series up to $300 million and .575 of 1% of the average daily net assets of the Series over $300 million. The effective management fee rate was .585 of 1% of the Series average daily net assets for the six months ended March 31, 2006.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50 of 1% of the Class A and Class R shares, respectively.

PIMS has advised the Series that it received approximately $76,000 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2006. From these fees PIMS paid such sales charges to affiliated brokers/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2006, it received approximately $147,800 and $1,600 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2006.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2006, the Series incurred approximately $129,900 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended March 31, 2006, Prudential Equity Group, LLC, a wholly-owned subsidiary of Prudential, earned approximately $29,600 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2006, PIM has been compensated approximately $43,900 for these services.

The Series invests in the Taxable Money Market Series (the “portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2006 were $293,824,667 and $480,930,639 respectively.

As of March 31, 2006, the Series had securities on loan with an aggregate market value of $98,938,030. The Series received $103,316,227 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$752,571,715	$90,476,102	$16,696,520	$73,779,582

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares. As of March 31, 2006 Prudential owned 177 Class R shares of the Series.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2006:
Shares sold	1,811,881	$30,639,846
Shares issued in reinvestment of dividends and distributions	2,874,543	45,906,455
Shares reacquired	(3,755,460)	(63,475,880)

Net increase (decrease) in shares outstanding before conversion	930,964	13,070,421
Shares issued upon conversion from Class B	527,503	8,648,511

Net increase (decrease) in shares outstanding	1,458,467	$21,718,932

Year ended September 30, 2005:
Shares sold	4,108,177	$71,382,443
Shares issued in reinvestment of dividends and distributions	440,194	7,544,923
Shares reacquired	(8,789,869)	(153,356,495)

Net increase (decrease) in shares outstanding before conversion	(4,241,498)	(74,429,129)
Shares issued upon conversion from Class B	1,537,272	27,205,176

Net increase (decrease) in shares outstanding	(2,704,226)	$(47,223,953)

Class B
Six months ended March 31, 2006:
Shares sold	170,227	$2,742,517
Shares issued in reinvestment of distributions	1,709,368	25,828,554
Shares reacquired	(1,396,445)	(22,302,056)

Net increase (decrease) in shares outstanding before conversion	483,150	6,269,015
Shares reacquired upon conversion into Class A	(558,169)	(8,648,511)

Net increase (decrease) in shares outstanding	(75,019)	$(2,379,496)

Year ended September 30, 2005:
Shares sold	702,740	$11,611,254
Shares issued in reinvestment of distributions	279,826	4,586,347
Shares reacquired	(2,542,350)	(42,288,527)

Net increase (decrease) in shares outstanding before conversion	(1,559,784)	(26,090,926)
Shares reacquired upon conversion into Class A	(1,613,037)	(27,205,176)

Net increase (decrease) in shares outstanding	(3,172,821)	$(53,296,102)

Class C
Six months ended March 31, 2006:
Shares sold	106,290	$1,706,083
Shares issued in reinvestment of distributions	560,702	8,472,207
Shares reacquired	(666,776)	(10,636,402)

Net increase (decrease) in shares outstanding	216	$(458,112)

Year ended September 30, 2005:
Shares sold	282,336	$4,678,785
Shares issued in reinvestment of distributions	85,347	1,398,834
Shares reacquired	(1,160,978)	(19,338,342)

Net increase (decrease) in shares outstanding	(793,295)	$(13,260,723)

Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended March 31, 2006:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	28	414
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	28	$414

Period ended September 30, 2005*:
Shares sold	149	$2,500
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	149	$2,500

Class Z
Six months ended March 31, 2006:
Shares sold	895,093	$15,456,789
Shares issued in reinvestment of dividends and distributions	2,515,308	40,798,298
Shares reacquired	(8,386,815)	(141,262,271)

Net increase (decrease) in shares outstanding	(4,976,414)	$(85,007,184)

Year ended September 30, 2005:
Shares sold	4,451,463	$78,310,580
Shares issued in reinvestment of dividends and distributions	508,352	8,819,899
Shares reacquired	(10,733,093)	(189,884,262)

Net increase (decrease) in shares outstanding	(5,773,278)	$(102,753,783)

*	Commenced operations on December 17, 2004.

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Financial Highlights

(Unaudited)

MARCH 31, 2006	SEMIANNUAL REPORT

Jennison Equity Opportunity Fund

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.47

Income (loss) from investment operations
Net investment income	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.51

Total from investment operations	1.52

Less Dividends and Distributions
Dividends from net investment income	(.08)
Distributions from net realized gains	(2.72)

Total dividends and distributions	(2.80)

Net asset value, end of period	$17.19

Total Return(b):	9.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$328,954
Average net assets (000)	$321,970
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	.91	%(d)
Net investment income	.20	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	39	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2005	2004	2003	2002(a)	2001(a)

$16.60	$14.22	$11.48	$14.03	$14.82

.13	.02	.01	.02	.07
2.14	2.36	2.73	(1.92)	.96

2.27	2.38	2.74	(1.90)	1.03

(.03)	—	—	—	(.05)
(.37)	—	—	(.65)	(1.77)

(.40)	—	—	(.65)	(1.82)

$18.47	$16.60	$14.22	$11.48	$14.03

13.91%	16.74%	23.87%	(14.59)%	7.61%

$326,512	$338,249	$261,252	$205,215	$169,393
$336,880	$318,726	$232,395	$227,305	$123,058

1.12%	1.07%	1.15%	1.09%	1.13%
.87%	.82%	.90%	.84%	.88%
.68%	.11%	.07%	.11%	.44%

93%	102%	115%	94%	144%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.56

Income (loss) from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.43

Total from investment operations	1.38

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.72)

Total dividends and distributions	(2.72)

Net asset value, end of period	$16.22

Total Return(b):	9.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$165,510
Average net assets (000)	$171,157
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.91	%(c)
Expenses, excluding distribution and service (12b-1) fees	.91	%(c)
Net investment loss	(.56	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2005	2004	2003	2002(a)	2001(a)

$15.88	$13.71	$11.15	$13.74	$14.61

(.01)	(.11)	(.09)	(.09)	(.04)
2.06	2.28	2.65	(1.85)	.94

2.05	2.17	2.56	(1.94)	.90

—	—	—	—	—
(.37)	—	—	(.65)	(1.77)

(.37)	—	—	(.65)	(1.77)

$17.56	$15.88	$13.71	$11.15	$13.74

13.12%	15.83%	22.96%	(15.21)%	6.76%

$180,496	$213,606	$234,421	$220,609	$212,264
$202,371	$235,162	$225,579	$272,070	$165,575

1.87%	1.82%	1.90%	1.84%	1.88%
.87%	.82%	.90%	.84%	.88%
(.05)%	(.63)%	(.68)%	(.63)%	(.29)%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.56

Income (loss) from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.43

Total from investment operations	1.38

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.72)

Total dividends and distributions	(2.72)

Net asset value, end of period	$16.22

Total Return(b):	9.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$54,879
Average net assets (000)	$56,504
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.91	%(c)
Expenses, excluding distribution and service (12b-1) fees	.91	%(c)
Net investment loss	(.56	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2005	2004	2003	2002(a)	2001(a)

$15.88	$13.71	$11.15	$13.74	$14.61

(.01)	(.11)	(.09)	(.09)	(.05)
2.06	2.28	2.65	(1.85)	.95

2.05	2.17	2.56	(1.94)	.90

—	—	—	—	—
(.37)	—	—	(.65)	(1.77)

(.37)	—	—	(.65)	(1.77)

$17.56	$15.88	$13.71	$11.15	$13.74

13.12%	15.83%	22.96%	(15.21)%	6.76%

$59,409	$66,322	$66,683	$65,417	$58,424
$63,559	$70,174	$65,790	$78,162	$32,629

1.87%	1.82%	1.90%	1.84%	1.88%
.87%	.82%	.90%	.84%	.88%
(.06)%	(.64)%	(.68)%	(.63)%	(.36)%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended March 31, 2006	December 17, 2004(a) Through September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.70	$16.73

Income (loss) from investment operations
Net investment income (loss)	— (b)	.04
Net realized and unrealized gain on investment and foreign currency transactions	1.39	.93

Total from investment operations	1.39	.97

Less Dividends and Distributions
Dividends from net investment income	(.05)	—
Distributions from net realized gains	(2.72)	—

Total dividends and distributions	(2.77)	—

Net asset value, end of period	$16.32	$17.70

Total Return(c):	8.98%	5.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3	$3
Average net assets (000)	$3	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)(e)	1.41%	1.37%
Expenses, excluding distribution and service (12b-1) fees(e)	.91%	.87%
Net investment income (loss)(e)	(.04)%	.27%

(a)	Commencement of operations.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	During the period, the distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.74

Income (loss) from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.50

Total from investment operations	1.58

Less Dividends and Distributions
Dividends from net investment income	(.12)
Distributions from net realized gains	(2.72)

Total dividends and distributions	(2.84)

Net asset value, end of period	$17.48

Total Return(b):	9.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$171,650
Average net assets (000)	$231,792
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.91	%(c)
Expenses, excluding distribution and service (12b-1) fees	.91	%(c)
Net investment income	.38	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2005	2004	2003	2002(a)	2001(a)

$16.83	$14.38	$11.59	$14.12	$14.92

.18	.06	.04	.05	.10
2.17	2.39	2.75	(1.93)	.97

2.35	2.45	2.79	(1.88)	1.07

(.07)	—	—	—	(.10)
(.37)	—	—	(.65)	(1.77)

(.44)	—	—	(.65)	(1.87)

$18.74	$16.83	$14.38	$11.59	$14.12

14.23%	17.04%	24.07%	(14.34)%	7.85%

$277,372	$346,241	$265,048	$208,615	$137,620
$313,971	$323,831	$232,369	$228,798	$87,301

.87%	.82%	.90%	.84%	.88%
.87%	.82%	.90%	.84%	.88%
.96%	.36%	.33%	.37%	.66%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Equity Opportunity Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	JEOPR	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    IFS-A118939    Ed. 05/2006

Dryden Active Allocation Fund

MARCH 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Balanced/allocation

OBJECTIVE

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Active Allocation Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Active Allocation Fund (the Fund) is income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.93%	8.89%	34.43%	N/A	87.61%
Class B	4.55	8.12	29.61	N/A	75.32
Class C	4.55	8.12	29.61	N/A	75.32
Class R	4.89	8.69	N/A	N/A	8.45
Class Z	5.17	9.29	36.21	105.24%	184.55
S&P 500 Index[3]	6.38	11.72	21.46	135.71	***
Lehman Brothers U.S. Aggregate Bond Index[4]	–0.06	2.26	28.27	83.98	****
Customized Blend Index[5]	3.67	7.72	25.79	117.86	*****
Lipper Balanced Funds Avg.[6]	4.77	9.48	24.61	101.63	******

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		2.91%	4.90%	N/A	6.28%
Class B		3.12	5.16	N/A	6.16
Class C		7.12	5.32	N/A	6.16
Class R		8.69	N/A	N/A	6.51
Class Z		9.29	6.38	7.46%	8.22
S&P 500 Index[3]		11.72	3.97	8.95	***
Lehman Brothers U.S. Aggregate Bond Index[4]		2.26	5.11	6.29	****
Customized Blend Index[5]		7.72	4.70	8.10	*****
Lipper Balanced Funds Avg.[6]		9.48	4.42	7.10	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject

2	Visit our website at www.jennisondryden.com

to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, and C, 11/7/96; Class R, 12/17/04; and Class Z, 1/4/93.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed.

5The Customized Blend Index is made up of the S&P 500 Index (57.5%), the Lehman Brothers U.S. Aggregate Bond Index (40.0%), and the T-Bill 3-Month Blend (2.5%).

6The Lipper Balanced Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Balanced Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index, and the Customized Blend Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are 112.96% for Class A, B, and C; 9.32% for Class R; and 280.86% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 8.36% for Class A, B, and C; 7.39% for Class R; and 10.62% for Class Z.

****Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 75.72% for Class A, B, and C; 1.77% for Class R; and 128.12% for Class Z. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 6.17% for Class A, B, and C; 1.41% for Class R; and 6.42% for Class Z.

*****Customized Blend Index Closest Month-End to Inception cumulative total returns are 101.48% for Class A, B, and C; 6.21% for Class R; and 214.57% for Class Z. Customized Blend Index Closest Month-End to Inception average annual total returns are 7.72% for Class A, B, and C; 4.94% for Class R; and 9.03% for Class Z.

******Lipper Average Closest Month-End to Inception cumulative total returns are 87.26% for Class A, B, and C; 7.95% for Class R; and 189.58% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 6.74% for Class A, B, and C; 6.31% for Class R; and 8.19% for Class Z.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	3

Your Fund’s Performance (continued)

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/06
Exxon Mobil Corp., Oil & Gas Exploration & Production	2.0%
General Electric Co., Industrial Conglomerates	1.4
Microsoft Corp., Software	1.3
Citigroup, Inc., Financial Services	1.3
Johnson & Johnson Co., Medical Products & Services	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/06
Oil & Gas Exploration & Production	5.4%
Financial Services	3.8
Retail	3.8
Insurance	3.0
Banking	2.7

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2005, at the beginning of the period, and held through the six-month period ended March 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Active Allocation Fund		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,049.30	1.08%	$5.52
	Hypothetical	$1,000.00	$1,019.55	1.08%	$5.44

Class B	Actual	$1,000.00	$1,045.50	1.83%	$9.33
	Hypothetical	$1,000.00	$1,015.81	1.83%	$9.20

Class C	Actual	$1,000.00	$1,045.50	1.83%	$9.33
	Hypothetical	$1,000.00	$1,015.81	1.83%	$9.20

Class R	Actual	$1,000.00	$1,048.90	1.33%	$6.79
	Hypothetical	$1,000.00	$1,018.30	1.33%	$6.69

Class Z	Actual	$1,000.00	$1,051.70	0.83%	$4.25
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2006 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of March 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 91.7%
COMMON STOCKS 64.9%

Aerospace/Defense 1.9%
14,200	Armor Holdings, Inc.(a)	$827,718
17,000	General Dynamics Corp.	1,087,660
50,900	Lockheed Martin Corp.	3,824,117
52,200	Northrop Grumman Corp.	3,564,738
6,600	Raytheon Co.	302,544
1,900	United Industrial Corp.	115,767
50,600	United Technologies Corp.	2,933,282

		12,655,826

Apparel 0.2%
2,000	Carter’s, Inc.(a)	134,980
17,200	Jones Apparel Group, Inc.	608,364
4,700	Liz Claiborne, Inc.	192,606
10,600	Steven Madden Ltd.(a)	376,300
4,400	VF Corp.	250,360

		1,562,610

Automobiles 0.9%
59,800	Ford Motor Co.(g)	476,008
45,700	Harley-Davidson, Inc.(g)	2,370,916
40,700	PACCAR, Inc.	2,868,536
800	Thor Industries, Inc.	42,688

		5,758,148

Banking 2.7%
3,600	AmSouth Bancorporation	97,380
42,200	BB&T Corp.	1,654,240
600	City Holding Co.	22,074
18,200	Comerica, Inc.	1,055,054
58,900	First Bancorp (Puerto Rico)	728,004
4,900	Hanmi Financial Corp.	88,494
5,700	Huntington Bancshares, Inc.(g)	137,541
59,600	KeyCorp	2,193,280
46,200	National City Corp.	1,612,380
15,600	North Fork Bancorporation, Inc.	449,748
52,100	Popular, Inc. (Puerto Rico)	1,081,596
5,300	SunTrust Banks, Inc.	385,628
10,400	TD Banknorth, Inc.(g)	305,240
92,156	U.S. Bancorp.	2,810,758

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	7

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,200	UnionBanCal Corp.	$224,512
62,000	Wachovia Corp.	3,475,100
30,000	Wells Fargo & Co.	1,916,100

		18,237,129

Beverages 1.6%
100,100	Coca-Cola Co. (The)	4,191,187
34,200	Coca-Cola Enterprises, Inc.	695,628
89,300	Pepsi Bottling Group, Inc.	2,713,827
4,700	PepsiAmericas, Inc.	114,915
47,400	PepsiCo, Inc.	2,739,246

		10,454,803

Biotechnology 1.0%
8,576	Amgen, Inc.(a)	623,904
41,100	Biogen Idec, Inc.(a)	1,935,810
18,700	Digene Corp.(a)	731,170
12,900	Enzon Pharmaceuticals, Inc.(a)	104,490
39,200	Genentech, Inc.(a)	3,312,792

		6,708,166

Building & Construction 0.8%
42,600	Eagle Materials, Inc.(g)	2,716,176
1,400	Granite Construction Inc.	68,152
3,700	Griffon Corp.(a)	91,908
13,500	Martin Marietta Materials, Inc.(g)	1,444,905
12,500	NCI Buildings Systems Inc.(a)(g)	747,125
2,900	USG Corp.(a)	275,384

		5,343,650

Business Services 0.3%
123,500	Xerox Corp.(a)	1,877,200

Capital Markets 2.0%
1,300	A.G. Edwards, Inc.	64,818
31,100	Goldman Sachs Group, Inc.	4,881,456
1,300	Greenhill & Co., Inc.	85,943
31,000	Lehman Brothers Holdings, Inc.	4,480,430
46,500	Merrill Lynch & Co., Inc.	3,662,340
2,200	SEI Investments Co.	89,166

		13,264,153

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Chemicals 0.6%
16,600	CF Industries Holdings, Inc.	$282,034
51,800	Dow Chemical Co. (The)	2,103,080
12,700	Eastman Chemical Co.	649,986
35,700	Lyondell Chemical Co.	710,430
2,300	Mosaic Co. (The)(a)	33,005
1,200	Wellman, Inc.	7,632

		3,786,167

Commercial Services 0.8%
53,600	Career Education Corp.(a)	2,022,328
43,700	Cendant Corp.	758,195
4,300	Corinthian Colleges, Inc.(a)	61,920
8,700	Corporate Executive Board Co.	877,830
9,200	Jackson Hewitt Tax Service, Inc.	290,536
2,000	Pegasus Solutions, Inc.(a)	18,820
25,600	R. R. Donnelley & Sons Co.	837,632
22,400	Spherion Corp.(a)	232,960

		5,100,221

Communications Equipment 1.4%
205,900	Cisco Systems, Inc.(a)	4,461,853
95,000	Qualcomm, Inc.	4,807,950

		9,269,803

Computer Software & Services 0.7%
8,700	Computer Sciences Corp.(a)	483,285
44,300	EarthLink, Inc.(a)	423,065
8,600	John H. Harland Co.	337,980
10,600	MicroStrategy, Inc., Class A(a)	1,116,074
167,100	Oracle Corp.(a)(g)	2,287,599

		4,648,003

Computer Systems/Peripherals 2.6%
26,300	Agilysys, Inc.	396,078
7,400	Black Box Corp.	355,570
48,700	Dell, Inc.(a)	1,449,312
216,100	EMC Corp.(a)	2,945,443
90,193	Hewlett-Packard Co.	2,967,350
81,100	International Business Machines Corp.	6,688,317
2,600	Lexmark International, Inc.(a)(g)	117,988
59,800	QLogic Corp.(a)	1,157,130

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	9

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

39,500	Synaptics, Inc.(a)	$868,605
11,000	Western Digital Corp.(a)	213,730

		17,159,523

Consumer Finance 0.1%
5,500	Capital One Financial Corp.(g)	442,860

Containers 0.2%
29,300	Ball Corp.	1,284,219

Cosmetics/Toiletries 0.2%
4,700	Alberto-Culver Co., Class B	207,881
25,400	Parlux Fragrances, Inc.(a)(g)	819,150

		1,027,031

Data Processing/Management 0.4%
60,300	Fiserv, Inc.(a)	2,565,765

Distribution/Wholesale 0.3%
25,800	Building Materials Holding Corp.(g)	919,512
17,000	Fastenal Co.	804,780

		1,724,292

Diversified Financial Services 0.8%
107,630	J.P. Morgan Chase & Co.	4,481,713
16,700	Moody’s Corp.(g)	1,193,382

		5,675,095

Diversified Manufacturing 1.6%
40,400	3M Co.	3,057,876
22,600	Cooper Industries Ltd., Class A	1,963,940
29,600	Eaton Corp.	2,159,912
18,600	Energizer Holdings, Inc.(a)	985,800
56,300	Ingersoll-Rand Co., Class A (Bermuda)	2,352,777

		10,520,305

Electrical Utilities 0.7%
40,500	Alliant Energy Corp.	1,274,535
60,600	American Electric Power Co., Inc.	2,061,612
2,000	American States Water Co.	74,720
9,300	DTE Energy Co.	372,837
10,800	Edison International	444,744
1,200	Pepco Holdings, Inc.	27,348
5,600	Pinnacle West Capital Corp.	218,960

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

9,900	Progress Energy, Inc.	$435,402
2,200	Westar Energy, Inc.	45,782

		4,955,940

Electronic Components 1.1%
32,100	Agilent Technologies, Inc.(a)	1,205,355
6,000	Arrow Electronics, Inc.(b)	193,620
500	Belden CDT, Inc.(g)	13,615
19,600	Emerson Electric Co.	1,639,148
21,300	Harman International Industries, Inc.	2,367,069
2,000	Jabil Circuit, Inc.(a)	85,720
2,400	Molecular Devices Corp.(a)	79,584
30,700	Tech Data Corp.(a)	1,133,137
16,300	Thomas & Betts Corp.(a)	837,494
8,800	Vishay Intertechnology, Inc.(a)	125,312

		7,680,054

Energy Equipment & Services 0.7%
7,300	Helix Energy Solutions Group, Inc.(a)(g)	276,670
13,400	Helmerich & Payne, Inc.	935,588
8,200	Nabors Industries Ltd. (Barbados)(a)	586,956
15,900	Oil States International, Inc.(a)	585,915
13,900	Patterson-UTI Energy, Inc.(b)	444,244
12,200	Schlumberger Ltd.	1,544,154
4,900	Smith International, Inc.	190,904

		4,564,431

Financial Services 3.8%
130,520	Bank of America Corp.	5,943,881
9,700	Bear Stearns Cos., Inc. (The)	1,345,390
16,000	CharterMac	324,800
39,600	CIT Group, Inc.	2,119,392
185,360	Citigroup, Inc.	8,754,552
44,098	Countrywide Financial Corp.	1,618,397
33,000	Freddie Mac	2,013,000
77,500	Friedman Billings Ramsey Group, Inc.	726,950
49,500	Morgan Stanley	3,109,590

		25,955,952

Foods 1.0%
58,000	Chiquita Brands International, Inc.	972,660
1,400	Costco Wholesale Corp.	75,824
3,200	Gold Kist, Inc.(a)	40,448

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	11

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

1,700	Hormel Foods Corp.	$57,460
3,200	Kraft Foods, Inc., Class A	96,992
97,400	Kroger Co. (The)	1,983,064
2,200	Nash Finch Co.	65,780
65,500	Pilgrim’s Pride Corp.(g)	1,419,385
16,600	Safeway, Inc.	416,992
29,400	Smithfield Foods, Inc.(a)	862,596
22,300	SUPERVALU, Inc.	687,286

		6,678,487

Health Care Equipment & Supplies 0.6%
80,100	Boston Scientific Corp.(a)(g)	1,846,305
3,600	Dentsply International, Inc.	209,340
1,400	IDEXX Laboratories, Inc.(a)	120,904
6,100	Kinetic Concepts, Inc.(a)	251,137
6,600	Medtronic, Inc.	334,950
2,100	PerkinElmer, Inc.	49,287
12,000	Polymedica Corp.	508,320
3,500	Varian, Inc.(a)	144,130
9,500	Ventana Medical Systems, Inc.(a)	396,815

		3,861,188

Health Care Products 0.4%
52,300	Baxter International, Inc.	2,029,763
5,700	Neurometrix, Inc.(a)	221,958
22,500	Palomar Medical Technologies, Inc.(a)	752,625

		3,004,346

Health Care Providers & Services 1.4%
2,000	Apria Healthcare Group, Inc.(a)	45,960
1,600	Brookdale Senior Living, Inc.	60,400
19,800	Cigna Corp.	2,586,276
16,700	Emdeon Corp.(a)	180,360
13,700	eResearch Technology, Inc.(a)	197,143
43,400	HCA, Inc.	1,987,286
34,400	Health Net, Inc.(a)	1,748,208
15,800	Laboratory Corp. of America Holdings(a)(g)	923,984
600	Pediatrix Medical Group, Inc.(a)	61,584
30,700	Trizetto Group, Inc.(a)	540,013
2,300	UnitedHealth Group, Inc.	128,478
5,500	Universal Health Services, Inc., Class B	279,345
5,100	WellPoint, Inc.(a)	394,893

		9,133,930

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Health Care Services 0.2%
400	Chemed Corp.	$23,736
30,100	Quest Diagnostics, Inc.	1,544,130

		1,567,866

Hotels, Restaurants & Leisure 0.3%
7,100	Boyd Gaming Corp.	354,574
16,800	Brinker International, Inc.	709,800
33,400	Starbucks Corp.(a)	1,257,176

		2,321,550

Household Durables 0.3%
24,200	Pulte Homes, Inc.	929,764
8,700	Standard Pacific Corp.	292,494
42,600	Tempur-Pedic International, Inc.(a)(g)	602,790

		1,825,048

Household Products 0.9%
42,200	Kimberly-Clark Corp.	2,439,160
60,775	Procter & Gamble Co.	3,501,856

		5,941,016

Independent Power Producers & Energy Traders 0.7%
70,400	Duke Energy Corp.	2,052,160
9,400	NRG Energy, Inc.(a)	425,068
49,900	TXU Corp.	2,233,524

		4,710,752

Industrial Conglomerates 1.4%
265,250	General Electric Co.	9,225,395

Insurance 3.0%
14,900	ACE Ltd.	774,949
55,700	Allstate Corp.	2,902,527
30,700	American Financial Group, Inc.	1,277,427
42,359	American International Group, Inc.	2,799,506
13,200	Assurant, Inc.(g)	650,100
20,300	CNA Financial Corp.(a)	646,352
300	Commerce Group, Inc.	15,852
4,700	Fidelity National Financial, Inc.	166,991
2,800	Genworth Financial, Inc., Class A	93,604
16,300	Hartford Financial Services Group, Inc.	1,312,965

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	13

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

12,300	LandAmerica Financial Group, Inc.	$834,555
5,200	Lincoln National Corp.	283,868
8,500	Loews Corp.	860,200
13,300	MBIA, Inc.(g)	799,729
8,800	MetLife, Inc.(g)	425,656
23,700	MGIC Investment Corp.(g)	1,579,131
15,800	PMI Group, Inc. (The)	725,536
16,100	Radian Group, Inc.	970,025
7,600	SAFECO Corp.	381,596
68,600	St. Paul Travelers Cos., Inc. (The)	2,866,794

		20,367,363

Internet Software & Services 0.3%
31,500	Digital Insight Corp.(a)	1,146,600
19,400	Internet Security Systems, Inc.(a)(g)	465,212
43,100	RealNetworks, Inc.(a)	355,575
4,400	Websense, Inc.(a)	121,352

		2,088,739

Machinery 0.3%
11,600	Dover Corp.	563,296
1,500	Mueller Industries, Inc.	53,535
3,700	Parker Hannifin Corp.	298,257
17,400	Rockwell Automation, Inc.	1,251,234

		2,166,322

Machinery & Equipment 0.2%
8,300	Applied Industrial Technologies, Inc.	370,180
11,500	Deere & Co.	909,075

		1,279,255

Media 1.3%
104,250	CBS Corp., Class B	2,499,915
62,000	Comcast Corp., Class A(a)(g)	1,621,920
10,800	Journal Communications, Inc.	133,920
11,000	Liberty Media Corp., Class A(a)	90,310
2,800	Media General, Inc., Class A	130,536
54,400	Tribune Co.	1,492,192
73,700	Univision Communications, Inc.(a)(g)	2,540,439

		8,509,232

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Media & Entertainment 0.5%
43,700	Gannett Co., Inc.(g)	$2,618,504
48,900	Time Warner, Inc.	821,031

		3,439,535

Medical Products & Services 2.1%
49,400	Becton, Dickinson & Co.	3,042,052
14,400	C.R. Bard, Inc.	976,464
126,500	Johnson & Johnson Co.	7,491,330
5,900	Sybron Dental Specialties, Inc.(a)	243,316
49,900	Waters Corp.(a)	2,153,185

		13,906,347

Metals 0.9%
13,000	Cleveland-Cliffs, Inc.(g)	1,132,560
2,500	Freeport-McMoRan Copper & Gold, Inc., Class B	149,425
13,600	Phelps Dodge Corp.	1,095,208
21,400	Quanex Corp.	1,425,882
25,800	Reliance Steel & Aluminum Co.	2,423,136

		6,226,211

Miscellaneous Manufacturing 0.1%
7,000	Illinois Tool Works, Inc.	674,170

Oil & Gas Equipment & Services 0.1%
2,200	National Fuel Gas Company	71,984
15,200	Sempra Energy	706,192

		778,176

Oil & Gas Exploration & Production 5.4%
20,400	Apache Corp.	1,336,404
2,100	Atmos Energy Corp.	55,293
21,600	Chesapeake Energy Corp.	678,456
108,460	Chevron Corp.	6,287,426
94,800	ConocoPhillips(g)	5,986,620
26,700	Devon Energy Corp.(g)	1,633,239
6,400	Energen Corp.	224,000
215,064	Exxon Mobil Corp.	13,088,794
13,100	Harvest Natural Resources, Inc.(a)	127,332
16,400	Marathon Oil Corp.	1,249,188
7,700	Newfield Exploration Co.(a)	322,630
25,100	Oneok, Inc.	809,475
54,500	Parker Drilling Co.(a)	505,215

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	15

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

23,100	Southern Union Company	$573,573
36,600	Tidewater, Inc.	2,021,418
28,600	Unit Corp.(a)	1,594,450
2,800	XTO Energy, Inc.	121,996

		36,615,509

Paper & Forest Products 0.1%
14,700	Louisiana-Pacific Corp.(g)	399,840

Pharmaceuticals 2.5%
54,300	Abbott Laboratories	2,306,121
15,200	Allergan, Inc.(g)	1,649,200
19,000	Alpharma, Inc., Class A	509,580
7,800	CNS, Inc.	168,012
1,900	Forest Laboratories, Inc.(a)	84,797
49,200	King Pharmaceuticals, Inc.(a)	848,700
72,000	Merck & Co., Inc.	2,536,560
29,500	Neurocrine Biosciences, Inc.(a)(g)	1,903,930
168,453	Pfizer, Inc.	4,197,849
56,000	Wyeth	2,717,120

		16,921,869

Real Estate Investment Trust 1.0%
52,600	American Home Mortgage Investment Corp.(g)	1,641,646
17,400	Annaly Mortgage Management, Inc.(g)	211,236
44,000	Anthracite Capital, Inc.	483,120
6,500	Arbor Realty Trust, Inc.	175,435
17,700	Ashford Hospitality Trust, Inc.	219,480
4,700	Capital Lease Funding, Inc.	52,123
1,900	Entertainment Properties Trust	79,762
11,100	FelCor Lodging Trust, Inc.	234,210
14,400	Fieldstone Investment Corp.	169,920
3,300	First Industrial Realty Trust, Inc.	140,877
10,800	Hospitality Properties Trust	471,636
8,200	HRPT Properties Trust	96,268
7,100	Lexington Corporate Properties Trust	148,035
7,500	Luminent Mortgage Capital, Inc.	60,825
5,300	National Health Investors, Inc.	134,620
4,450	New Century Financial Corp.(g)	204,789
11,000	Newcastle Investment Corp.	263,120
11,700	Ramco-Gershenson Properties	354,159
20,800	Saxon Capital, Inc.	217,152
2,900	Senior Housing Properties Trust	52,490
57,400	Thornburg Mortgage, Inc.(g)	1,553,244

		6,964,147

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Restaurants 0.7%
14,750	CEC Entertainment, Inc.(a)	$495,895
17,000	Darden Restaurants, Inc.	697,510
12,300	Jack in the Box, Inc.(a)	535,050
43,700	McDonald’s Corp.	1,501,532
26,800	YUM! Brands, Inc.(g)	1,309,448

		4,539,435

Retail 3.8%
40,200	Aeropostale, Inc.(a)	1,212,432
90,000	American Eagle Outfitters, Inc.	2,687,400
4,800	AutoNation, Inc.(a)	103,440
87,200	Dollar General Corp.	1,540,824
5,800	Genesco, Inc.(a)(g)	225,562
47,000	Herman Miller, Inc.	1,523,270
2,800	Hibbett Sporting Goods, Inc.(a)	92,372
115,800	Home Depot, Inc.	4,898,340
58,400	J.C. Penney Co., Inc.(g)	3,527,944
21,900	JAKKS Pacific, Inc.(a)	585,606
35,100	Lowe’s Cos., Inc.	2,261,844
18,500	Pacific Sunwear Of California, Inc.(a)	409,960
26,200	Petsmart, Inc.	737,268
49,100	Select Comfort Corp.(a)(g)	1,941,905
9,000	Smart & Final, Inc.(a)	147,510
67,900	Wal-Mart Stores, Inc.	3,207,596

		25,103,273

Semiconductors & Semiconductor Equipment 2.6%
45,800	Altera Corp.(a)(g)	945,312
27,600	Analog Devices, Inc.	1,056,804
172,000	Applied Materials, Inc.(g)	3,011,720
11,000	Cirrus Logic, Inc.(a)	93,280
45,700	Emulex Corp.(a)	781,013
3,800	Exar Corp.(a)	54,264
23,600	Freescale Semiconductor, Inc.(a)	655,372
80,700	Intel Corp.	1,561,545
98,500	Micrel, Inc.(a)	1,459,770
8,600	Micron Technology, Inc.(g)	126,592
89,300	National Semiconductor Corp.	2,486,112
32,800	Novellus Systems, Inc.(a)	787,200
1,600	Sirf Technology Holdings, Inc.(a)	56,656
82,500	Texas Instruments, Inc.	2,678,775

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	17

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

58,200	Xilinx, Inc.(g)	$1,481,772
15,900	Zoran Corp.(a)	347,892

		17,584,079

Software 1.5%
3,200	Automatic Data Processing, Inc.	146,176
13,300	Informatica Corp.(a)	206,815
326,300	Microsoft Corp.	8,878,623
40,600	Synopsys, Inc.(a)	907,410

		10,139,024

Telecommunication Equipment 0.7%
30,100	Crown Castle International Corp.(a)(g)	853,335
177,600	Motorola, Inc.	4,068,816

		4,922,151

Telecommunication Services 1.6%
161,417	AT&T Corp.(g)	4,364,716
17,100	BellSouth Corp.	592,515
4,500	Cbeyond Communications, Inc.(a)	79,425
21,800	Citizens Communications Co.	289,286
15,700	Foundry Networks, Inc.(a)	285,112
24,700	Harris Corp.	1,168,063
10,900	Iowa Telecommunications Services, Inc.	207,972
6,200	Syniverse Holdings, Inc.(a)	97,960
104,652	Verizon Communications, Inc.	3,564,447

		10,649,496

Textiles, Apparel & Luxury Goods 0.4%
73,400	Coach, Inc.(a)	2,538,172

Tobacco 0.5%
33,300	Altria Group, Inc.	2,359,638
7,300	Reynolds American, Inc.(g)	770,150

		3,129,788

Transportation 0.7%
20,200	FedEx Corp.	2,281,388
20,600	J.B. Hunt Transport Services, Inc.	443,724
5,100	Pacer International, Inc.	166,668
8,100	Swift Transportation Co., Inc.(a)	176,013
22,800	United Parcel Service, Inc.	1,809,864

	Total common stocks (cost $369,569,510)	434,310,714

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 7.2%

Aerospace/Defense 0.4%
Baa2	$370	BAE Systems Holdings, Inc., Notes, 144A, 4.75%, 8/15/10	$356,708
Baa2	220	5.20%, 8/15/15	208,724
A2	190	Boeing Capital Corp., Sr. Notes, 6.10%, 3/1/11	195,846
Baa3	260	Goodrich Corp., Notes, 7.625%, 12/15/12	286,936
Baa1	110	Lockheed Martin Corp., Bonds, 8.50%, 12/1/29	142,817
Baa2	500	Northrop Grumman Corp., Gtd. Notes, 7.125%, 2/15/11	532,429
Baa3	195	Raytheon Co., Debs., 6.00%, 12/15/10	198,819
Baa3	29	Raytheon Co., Notes, 4.50%, 11/15/07	28,611
Baa3	270	Raytheon Co., Sr. Notes, 6.55%, 3/15/10	279,930
Baa3	140	5.50%, 11/15/12	139,318

			2,370,138

Airlines
Baa3	48	Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.703%, 6/15/21	48,472
Baa1	200	Southwest Airlines Co., Notes, 6.50%, 3/1/12	204,495

			252,967

Automotive 0.1%
A3	105	Auburn Hills Trust, Debs., 12.375%, 5/1/20	152,564
A3	65	DaimlerChrysler NA Holding Corp., Gtd. Notes, 8.50%, 1/18/31	76,042
Baa3	60	Equus Cayman Finance Ltd., Notes, 144A, 5.50%, 9/12/08	59,559
Baa3	90	Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A, 5.30%, 12/19/08	88,822

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	19

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Baa1	$60	Johnson Controls, Inc., Sr. Notes, 5.50%, 1/15/16	$58,187

			435,174

Banking 0.6%
Aa2	400	Bank of America Corp., Sr. Unsec. Notes, 4.75%, 8/1/15(g)	375,714
A1	400	Bank One Corp., Sub. Notes, 7.875%, 8/1/10	436,166
Aa2	400	Citigroup, Inc., Sub. Notes, 5.625%, 8/27/12	402,173
Aa2	82	5.00%, 9/15/14	78,482
Aa2	250	6.625%, 6/15/32	267,713
Aa2	125	6.00%, 10/31/33	123,499
Aa3	230	Credit Suisse First Boston USA, Inc., Notes, 5.125%, 8/15/15	220,070
Baa3	220	ICICI Bank Ltd. (Singapore), Notes, 144A, 5.75%, 11/16/10	217,048
Aa3	190	J.P. Morgan Chase & Co., Notes, 4.60%, 1/17/11	183,312
Aa3	270	J.P. Morgan Chase & Co., Sr. Notes, 5.25%, 5/30/07	269,575
A1	305	J.P. Morgan Chase & Co., Sub. Notes, 5.15%, 10/1/15	291,864
A2	160	Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A, 5.79%, 4/15/14	160,404
A1	140	Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes, 7.625%, 9/14/10	151,689
Aa3	450	Wachovia Bank NA., Sub. Notes, 7.80%, 8/18/10	490,347
A3	60	Washington Mutual Bank, Sub. Notes, 5.65%, 8/15/14	58,948
Aa2	300	Wells Fargo & Co., Sub. Notes, 5.125%, 9/15/16	286,903

			4,013,907

Brokerage 0.3%
A1	100	Bear Stearns Companies Inc. (The), Unsec. Notes, 5.30%, 10/30/15	96,677

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
A1	$185	Goldman Sachs Group, Inc., Gtd. Notes, 6.345%, 2/15/34(g)	$183,457
Aa3	5	Goldman Sachs Group, Inc., Notes, 5.00%, 10/1/14	4,746
Aa3	380	Goldman Sachs Group, Inc., Sr. Notes, 5.35%, 1/15/16	367,028
A1	335	Lehman Brothers Holdings, Inc., Notes, 6.625%, 1/18/12	352,434
Aa3	60	Merrill Lynch & Co., Inc., Notes, 4.79%, 8/4/10	58,339
Aa3	35	5.45%, 7/15/14	34,516
Aa3	240	Merrill Lynch & Co., Inc., Notes, MTN, 4.25%, 2/8/10	230,444
Aa3	90	5.00%, 1/15/15	85,867
Aa3	25	Morgan Stanley, Notes, 5.30%, 3/1/13	24,450
Aa3	250	5.375%, 10/15/15	242,146
A1	140	Morgan Stanley, Sub. Notes, 4.75%, 4/1/14	130,619

			1,810,723

Building Materials & Construction 0.1%
Baa3	160	American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	168,882
Baa1	170	Hanson PLC, Sr. Unsub., 7.875%, 9/27/10	184,038
Baa3	90	Ryland Group, Inc. (The), Sr. Notes, 5.375%, 6/1/08	89,094

			442,014

Cable 0.2%
Baa2	55	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	69,382
Baa2	250	Comcast Corp., Bonds, 5.65%, 6/15/35	217,889
Baa2	135	Comcast Corp., Gtd. Notes, 6.45%, 3/15/37(g)	129,897
Baa3	270	Cox Communications, Inc., Notes, 7.875%, 8/15/09	285,887
Baa3	185	6.75%, 3/15/11	189,741

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	21

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
B2	$385	CSC Holdings, Inc., Sr. Notes 7.875%, 12/15/07	$392,700

			1,285,496

Capital Goods 0.4%
A2	50	Caterpillar Financial Services Corp., MTN, 5.50%, 3/15/16	49,561
A2	400	Caterpillar, Inc., Debs., 7.25%, 9/15/09	423,404
Baa1	65	Cooper Cameron Corp., Sr. Notes, 2.65%, 4/15/07	62,856
Baa1	400	Erac USA Finance Co., Gtd. Notes, 144A, 7.35%, 6/15/08	415,349
Baa2	75	FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	80,097
Baa2	330	FedEx Corp., Notes, 2.65%, 4/1/07	320,795
A2	135	Honeywell International, Inc. Sr. Unsec. Notes, 5.70%, 3/15/36	131,220
A2	215	Honeywell International, Inc., Bonds, 6.125%, 11/1/11	221,926
Baa3	250	Tyco International Group SA (Luxembourg), Gtd. Notes, 6.00%, 11/15/13	251,136
A2	90	United Technologies Corp., Debs., 8.875%, 11/15/19	115,471
A2	165	United Technologies Corp., Notes, 6.35%, 3/1/11	171,450
A2	225	United Technologies Corp., Sr. Notes, 4.875%, 5/1/15	214,910
Baa3	110	Waste Management, Inc., Gtd. Notes, 7.75%, 5/15/32	129,027

			2,587,202

Chemicals 0.3%
A3	60	Dow Chemical Co. (The), Debs., 5.97%, 1/15/09	60,974
A3	110	7.375%, 11/1/29	126,951

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
A3	$135	Dow Chemical Co. (The), Notes, 6.125%, 2/1/11	$138,576
B2	350	Huntsman International LLC, Gtd. Notes, 9.875%, 3/1/09	365,749
Baa3	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/1/13	72,603
Ba3	350	IMC Global, Inc., Gtd. Notes, Ser. B, 11.25%, 6/1/11	372,312
Baa3	75	Lubrizol Corp. (The), Debs., 6.50%, 10/1/34	74,042
Baa3	170	Lubrizol Corp. (The), Sr. Notes, 4.625%, 10/1/09	164,707
B1	267	Lyondell Chemical Co., Gtd. Notes, 9.50%, 12/15/08	277,680
Baa1	100	Monsanto Co., Bonds, Ser. 1, 5.50%, 7/30/35	90,336
Ba2	100	Union Carbide Corp., Debs, 7.50%, 6/1/25	106,953

			1,850,883

Consumer
Baa1	185	Cendant Corp., Sr. Notes, 6.25%, 1/15/08	187,163

Electric 0.6%
Baa2	125	Appalachian Power Co., Sr. Notes, 4.40%, 6/1/10	119,338
A1	110	Boston Edison Co., Debs., 4.875%, 4/15/14	105,571
A3	105	Carolina Power & Light Co., First Mtge. Bonds, 5.25%, 12/15/15	101,569
Baa2	160	CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge., 5.70%, 3/15/13	160,066
Baa2	120	6.95%, 3/15/33	131,173
A1	145	Consolidated Edison Co. of New York, Sr. Unsec. Notes , 5.375%, 12/15/15	142,126

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	23

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Baa3	$65	Consumers Energy Co., First Mtge. Bonds, Ser. B, 5.375%, 4/15/13	$63,415
Baa2	190	Dominion Resources, Inc., Sr. Notes, Ser. D, 5.125%, 12/15/09	187,351
Baa3	45	Duke Capital LLC, Sr. Notes, 6.25%, 2/15/13	46,134
Baa3	45	8.00%, 10/1/19	52,555
Baa3	135	El Paso Electric Co., Sr. Unsec. Notes, 6.00%, 5/15/35	127,021
Ba1	220	Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B, 8.50%, 4/1/09	235,923
Ba1	65	Empresa Nacional de Electricidad SA (Chile), Notes, 8.625%, 8/1/15	74,134
Baa2	125	Energy East Corp., Notes, 6.75%, 9/15/33	129,756
Baa2	30	Exelon Corp., Notes, 4.90%, 6/15/15	27,868
Baa3	155	FirstEnergy Corp., Notes, Ser. C, 7.375%, 11/15/31(g)	172,170
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.95%, 10/1/33	59,662
Baa2	90	Indiana Michigan Power Co., Sr. Notes, Ser. INDF, 5.05%, 11/15/14	85,108
A2	35	Natural Rural Utilities Cooperative Finance Corp., Notes, 7.25%, 3/1/12	37,809
Baa3	130	NiSource Finance Corp., Gtd. Notes, 5.25%, 9/15/17	122,006
Baa3	280	5.45%, 9/15/20	259,558
Baa2	120	Oncor Electric Delivery, Debs., 7.00%, 9/1/22	128,224
Baa2	45	Oncor Electric Delivery, Sec’d. Notes, 7.25%, 1/15/33	50,163
Baa1	315	Pacific Gas & Electric Co., First Mtge. Bonds, 6.05%, 3/1/34	308,253

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Baa2	$110	Pepco Holdings, Inc., Notes, 5.50%, 8/15/07	$110,012
A3	400	PPL Electric Utilities Corp., Sec’d. Notes, 6.25%, 8/15/09	408,751
A3	100	Southern California Edison Co., First Mtge. Bonds, 4.65%, 4/1/15	93,280
A3	70	5.625%, 2/1/36	65,523
Baa1	120	Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	114,813
Baa1	35	7.00%, 12/1/10	36,884

			3,756,216

Energy—Integrated 0.1%
Ba1	145	Amerada Hess Corp., Bonds, 7.875%, 10/1/29	168,844
Baa1	60	Marathon Oil Corp., Notes, 6.125%, 3/15/12	61,756
A1	500	Phillips Petroleum Co., Notes, 8.75%, 5/25/10	561,134
A1	130	Union Oil Co. of California, Gtd. Notes, 7.35%, 6/15/09	138,111

			929,845

Energy—Other 0.1%
Baa2	45	Devon Financing Corp., ULC, Gtd. Notes, 7.875%, 9/30/31	54,327
Baa2	55	Encana Corp., Bonds, 6.50%, 8/15/34	57,548
Baa1	30	Halliburton Co., Notes, 5.50%, 10/15/10	30,071
A3	340	Occidental Petroleum Corp., Sr. Notes, 6.75%, 1/15/12(g)	363,782
Baa1	120	Talisman Energy, Inc., Notes, 5.125%, 5/15/15	114,960
Baa3	30	Valero Energy Corp., Sr. Unsec. Notes, 7.50%, 4/15/32	34,491
Baa1	265	Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A, 5.00%, 11/15/13	257,214

			912,393

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	25

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Foods 0.5%
A1	$160	Anheuser-Busch Cos., Inc., Sr. Notes, 6.00%, 4/15/11	$164,030
A2	60	Archer-Daniels-Midland Co., Debs., 8.125%, 6/1/12	67,951
A3	250	Bottling Group LLC, Notes, 5.50%, 4/1/16	246,789
Baa2	160	Cadbury Schweppes US Finance LLC, Notes, 144A, 3.875%, 10/1/08	154,279
A2	375	Cargill, Inc., Notes, 144A, 3.625%, 3/4/09	357,456
Baa2	130	ConAgra Foods, Inc., Notes, 7.875%, 9/15/10	140,271
Baa1	260	HJ Heinz Co., Notes, 144A, 6.428%, 12/1/20	264,594
Baa1	375	Kellogg Co., Notes, Ser. B, 6.60%, 4/1/11	392,118
A3	50	Kraft Foods, Inc., Notes, 5.25%, 6/1/07	49,896
A3	185	Kraft Foods, Inc., Sr. Unsec. Notes, 5.625%, 11/1/11	185,246
Baa2	35	Kroger Co. (The), Gtd. Notes, 6.80%, 4/1/11	36,466
Baa2	250	Kroger Co. (The), Notes, 7.80%, 8/15/07	257,439
Baa2	140	Kroger Co. (The), Sr. Notes, 7.00%, 5/1/18	146,500
Baa1	295	PepsiAmericas, Inc., Notes, 6.375%, 5/1/09	302,957
Baa1	115	4.875%, 1/15/15	109,255
Baa2	25	Safeway, Inc., Sr. Unsec. Notes, 7.25%, 2/1/31	26,492
Baa3	35	Tricon Global Restaurants, Inc., Sr. Notes, 8.875%, 4/15/11	39,423
Baa3	20	Tyson Foods, Inc., Sr. Unsec. Notes, 8.25%, 10/1/11	21,352
Baa3	150	6.60%, 4/1/16	148,157

			3,110,671

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Gaming 0.1%
Baa3	$55	Harrah’s Operating Co., Inc., Gtd. Notes, 7.125%, 6/1/07	$55,932
Baa3	150	5.50%, 7/1/10	148,482
Baa3	195	5.75%, 10/1/17	184,646
Ba3	1	Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	1,085
Ba3	300	Station Casinos, Inc., Sr. Sub. Notes, 144A, 6.625%, 3/15/18	293,249

			683,394

Health Care & Pharmaceutical 0.3%
Baa1	170	Baxter International, Inc., Sr. Unsec. Notes, 5.196%, 2/16/08	169,318
A1	110	Bristol-Myers Squibb Co., Notes, 5.75%, 10/1/11	111,209
Baa3	260	Cardinal Health, Inc., Unsub. Notes, 5.85%, 12/15/17	256,729
Ba1	190	Coventry Health Care, Inc., Sr. Notes, 6.125%, 1/15/15	188,999
A1	180	Genentech, Inc., Sr. Notes, 4.75%, 7/15/15	169,031
Baa3	145	Laboratory Corp., of America Holdings, Sr. Unsec. Notes, 5.625%, 12/15/15	142,388
Aa3	30	Merck & Co., Inc., Debs., 5.95%, 12/1/28	29,161
Aaa	40	Pharmacia Corp., Debs., 6.60%, 12/1/28	44,272
Baa1	315	Schering-Plough Corp., Sr. Notes, 5.55%, 12/1/13	311,653
Baa2	255	Teva Pharmaceutical Finance LLC, Bonds, 6.15%, 2/1/36	240,344
Baa1	405	Wyeth, Unsub. Notes, 5.50%, 3/15/13 - 2/1/14	400,141
Baa1	95	6.45%, 2/1/24	98,258

			2,161,503

Insurance 0.4%
A1	200	Allstate Corp. (The), Sr. Notes, 7.20%, 12/1/09	211,364

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	27

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
A1	$15	5.55%, 5/9/35	$13,895
A1	65	5.95%, 4/1/36	63,313
Aa2	210	American International Group, Inc., Notes, 4.25%, 5/15/13	194,187
Aa2	40	American International Group, Inc., Notes, 144A, 5.05%, 10/1/15	38,141
Baa1	310	Anthem, Inc., Notes, 3.50%, 9/1/07	301,455
A3	35	AXA SA (France), Sub. Notes, 8.60%, 12/15/30	44,737
A3	120	Everest Reinsurance Holdings, Inc., Notes, 5.40%, 10/15/14	115,423
Baa3	145	Liberty Mutual Group, Inc., Bonds, 144A, 7.00%, 3/15/34	147,320
Baa2	50	Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes, 5.15%, 9/15/10	48,873
A2	70	MetLife, Inc., Sr. Notes, 6.125%, 12/1/11	72,206
A2	15	6.375%, 6/15/34	15,478
A2	205	5.70%, 6/15/35	193,166
A2	95	United Health Group, Inc., Sr. Unsec. Notes, 5.375%, 3/15/16	92,884
A2	130	United Health Group, Sr. Unsec. Notes, 5.80%, 3/15/36	123,795
A2	290	UnitedHealth Group, Inc., Sr. Unsec. Notes, 5.25%, 3/15/11	287,616
Baa2	110	W.R. Berkley Corp., Sr. Notes, 5.60%, 5/15/15	106,116
Baa2	90	6.15%, 8/15/19	87,991
Baa1	170	WellPoint, Inc., Notes, 5.00%, 12/15/14	162,140
Baa1	105	5.95%, 12/15/34	101,081
A3	15	XL Capital Ltd., Sr. Notes, 5.25%, 9/15/14	14,196

			2,435,377

Lodging 0.1%
A3	440	Carnival Corp. (Panama), Gtd. Notes, 3.75%, 11/15/07	428,871

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
A3	$50	Carnival PLC (United Kingdom), Notes, 7.30%, 6/1/07	$50,976
Ba1	355	Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes, 8.00%, 5/15/10	379,617

			859,464

Media & Entertainment 0.2%
Baa3	115	AMFM, Inc., Gtd. Notes, 8.00%, 11/1/08	120,720
Baa3	75	CBS Corp., Gtd. Notes, 7.875%, 7/30/30	81,674
Baa3	45	Clear Channel Communications, Inc., Sr. Unsec. Notes, 6.25%, 3/15/11	44,648
A3	50	Disney (Walt) Co., Notes, 5.375%, 6/1/07	50,011
Baa2	125	News America, Inc., Gtd. Notes, 7.625%, 11/30/28	134,247
Baa2	100	Time Warner, Inc., Debs., 9.15%, 2/1/23	120,238
Baa2	315	Time Warner, Inc., Gtd. Notes, 6.75%, 4/15/11	326,688
Baa2	160	7.25%, 10/15/17	171,209
Baa2	50	7.70%, 5/1/32	54,986

			1,104,421

Metals 0.1%
Baa1	20	Alcan, Inc. (Canada), Notes, 5.20%, 1/15/14	19,277
Baa1	115	5.00%, 6/1/15	108,449
Baa1	35	6.125%, 12/15/33	34,333
Baa3	165	Noranda, Inc., Notes 6.20%, 6/15/35	150,512
Baa3	30	Vale Overseas Ltd., Gtd. Notes, 8.25%, 1/17/34	34,425

			346,996

Non Captive Finance 0.4%
Aaa	165	Berkshire Hathaway Finance Corp., Gtd. Notes, 4.75%, 5/15/12	159,201

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	29

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Baa1	$5	Capital One Bank, Sub. Notes, 6.50%, 6/13/13	$5,203
Baa1	55	Capital One Financial Corp., Notes, 5.50%, 6/1/15	53,380
A2	240	CIT Group Funding Co. of Canada, Gtd. Notes, 5.20%, 6/1/15	228,970
A2	195	CIT Group, Inc., Sr. Notes, 5.50%, 11/30/07	195,513
A2	80	4.25%, 2/1/10	76,597
Aaa	110	General Electric Capital Corp., Notes, 4.875%, 10/21/10	107,752
Aaa	205	General Electric Capital Corp., Notes, Ser. MTN, 6.125%, 2/22/11	211,211
Aaa	500	6.75%, 3/15/32	556,789
Aa3	130	Household Finance Corp., Notes, 4.75%, 5/15/09(g)	127,629
Aa3	185	6.375%, 10/15/11 - 11/27/12	191,938
Aa3	85	HSBC Finance Corp., Notes, 6.75%, 5/15/11	89,486
Aa3	165	5.00%, 6/30/15	155,734
Aa3	145	5.50%, 1/19/16	141,664
A1	120	International Lease Finance Corp., Unsub. Notes, 3.50%, 4/1/09	113,719
Baa2	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 7/29/49	147,606
Baa3	350	Residential Capital Corp., Gtd. Notes, 6.00%, 2/15/11	347,205
Baa3	100	Residential Capital Corp., Sr. Unsec. Notes, 6.375%, 6/30/10	100,742

			3,010,339

Non-Corporate 0.1%
A3	170	Export-Import Bank of Korea (South Korea), Notes, 144A, 4.125%, 2/10/09	164,140
A3	240	Korea Development Bank, Notes, 4.75%, 7/20/09	234,586

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Baa2	$85	Petrobras International Finance Co., Bonds, 8.375%, 12/10/18	$96,263
A2	44	Petrobras International Finance Co., Sr. Notes, 9.75%, 7/6/11	51,590

			546,579

Paper
Baa2	145	Weyerhaeuser Co., Debs., 7.375%, 3/15/32	154,834

Pipelines & Other 0.2%
Baa3	330	Atmos Energy Corp., Notes, 4.00%, 10/15/09	313,051
Baa2	365	Duke Energy Field Services LLC, Notes, 7.875%, 8/16/10	396,190
Baa3	35	Enterprise Products Operating LP, Gtd. Notes, 6.875%, 3/1/33	35,756
Baa3	150	Enterprise Products Operating LP, Sr. Notes, 4.00%, 10/15/07	146,745
Baa2	190	Kinder Morgan Finance Co. ULC, Gtd. Notes, 6.40%, 1/5/36	185,004
Baa2	250	Oneok, Inc., Sr. Unsec. Notes, 5.51%, 2/16/08	249,616
Baa1	120	Sempra Energy, Sr. Notes, 4.621%, 5/17/07	118,932
Baa1	15	Sempra Energy, Sr. Unsec. Notes, 6.00%, 2/1/13	15,206

			1,460,500

Railroads 0.1%
Baa2	135	Burlington Northern Santa Fe Corp., Debs., 6.70%, 8/1/28	145,654
Baa1	4	Norfolk Southern Corp., Sr. Notes, 7.80%, 5/15/27	4,800
Baa1	96	Norfolk Southern Corp., Sr. Unsec. Notes, 5.64%, 5/17/29	91,227

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	31

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Baa2	$275	Union Pacific Corp., Notes 6.625%, 2/1/08	$280,705
Baa2	377	6.65%, 1/15/11	392,933

			915,319

Real Estate Investment Trust 0.2%
Baa3	265	Brandywine Operating Partnership, Notes, 5.75%, 4/1/12	263,142
Baa2	350	EOP Operating LP, Sr. Notes, 6.75%, 2/15/08	357,034
Baa1	70	EOP Operating LP, Notes, 5.125%, 3/15/16	66,402
Baa2	50	First Industrial LP, Sr. Notes, 5.75%, 1/15/16	48,653
Baa2	250	Mack-Cali Realty LP, Notes, 7.25%, 3/15/09	259,671
Baa3	90	Post Apartment Homes LP, Sr. Notes, 5.45%, 6/1/12	86,436

			1,081,338

Retail 0.3%
Baa3	250	Gap, Inc. (The), Notes, 6.90%, 9/15/07	253,873
Aa3	590	Home Depot, Inc., Sr. Notes, 5.40%, 3/1/16	582,896
Baa3	175	JC Penney Corp., Inc., Debs, 7.95%, 4/1/17	198,363
Baa1	45	May Department Stores Co. (The), Gtd. Notes, 8.50%, 6/1/19	53,357
Baa1	85	May Department Stores Co. (The), Notes, 6.65%, 7/15/24	86,250
Baa1	115	6.70%, 7/15/34(g)	116,894
A2	140	Target Corp., Sr. Unsec. Notes, 7.50%, 8/15/10	151,451
Aa2	260	Wal-Mart Stores, Inc., Bonds, 5.25%, 9/1/35	235,852

			1,678,936

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Technology 0.4%
A1	$100	Cisco Systems, Inc., Notes, 5.50%, 2/22/16	$98,498
Ba1	225	Computer Associates International, Inc., Sr. Notes, 144A, 5.25%, 12/1/09	219,013
Baa1	165	Equifax, Inc., Notes, 4.95%, 11/1/07	163,691
A2	110	First Data Corp., Notes, 4.85%, 10/1/14	103,001
Ba1	375	Freescale Semiconductor, Inc., Sr. Notes 6.875%, 7/15/11	383,437
A1	185	International Business Machines Corp., Debs., 5.875%, 11/29/32	182,896
Baa3	150	Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	150,181
Baa2	190	Motorola, Inc., Notes, 4.608%, 11/16/07	187,871
Baa2	24	7.625%, 11/15/10	26,177
A3	200	Oracle Corp. and Ozark Holding, Inc., Notes, 144A, 5.00%, 1/15/11	195,339
Ba2	245	Seagate Technology, HDD Holdings, Gtd. Notes, 8.00%, 5/15/09	254,494
Ba2	380	Xerox Corp., Sr. Unsec. Notes, 6.40%, 3/15/16	377,150

			2,341,748

Telecommunications 0.6%
A2	135	ALLTEL Ohio LP, Gtd. Notes, 144A, 8.00%, 8/15/10	146,902
A3	115	America Movil SA de CV (Mexico), Unsec. Notes, 6.375%, 3/1/35	108,127
A2	120	AT&T Corp., Sr. Notes, 9.75%, 11/15/31	143,288
A2	220	AT&T, Inc., Notes, 4.125%, 9/15/09	210,379
A2	240	5.30%, 11/15/10	236,845

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	33

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
A2	$245	BellSouth Corp., Notes, 4.20%, 9/15/09	$235,078
Baa1	45	British Telecommunications PLC (United Kingdom), Bonds, 8.875%, 12/15/30	57,568
Baa1	220	British Telecommunications PLC (United Kingdom), Unsub. Notes, 7.00%, 5/23/07	223,567
Baa2	100	Cingular Wireless LLC, Sr. Notes, 7.125%, 12/15/31	108,245
A3	60	Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 8.25%, 6/15/30	71,774
A3	75	France Telecom SA (France), Notes, 8.50%, 3/1/31	93,683
Baa2	105	Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes, 8.00%, 10/1/10	112,705
Baa2	150	New Cingular Wireless Services, Inc., Sr. Notes, 7.875%, 3/1/11	164,410
Baa2	110	8.75%, 3/1/31	139,320
Baa2	240	Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	237,606
Baa2	440	Sprint Capital Corp., Gtd. Notes, 6.90%, 5/1/19	470,058
Baa2	90	8.75%, 3/15/32	112,523
Baa2	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.25%, 11/15/13	85,276
Baa2	130	6.375%, 11/15/33	122,500
Baa1	420	Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes, 6.80%, 5/15/09	425,387
Baa2	250	TELUS Corp. (Canada), Notes, 8.00%, 6/1/11	275,744
Baa3	95	US Cellular Corp., Sr. Notes, 6.70%, 12/15/33	90,498
A3	170	Verizon Global Funding Corp., Bonds, 5.85%, 9/15/35	152,480
A3	55	Verizon Global Funding Corp., Notes, 7.75%, 12/1/30	60,761

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
A2	$50	Vodafone Group PLC (United Kingdom), Notes, 5.75%, 3/15/16	$49,028
A2	200	Vodafone Group PLC (United Kingdom), Sr. Notes, 7.75%, 2/15/10	214,324

			4,348,076

Tobacco
Baa2	60	Altria Group, Inc., Debs., 7.75%, 1/15/27	68,656
Baa2	120	Altria Group, Inc., Notes, 7.65%, 7/1/08	125,389

			194,045

		Total corporate bonds (cost $48,268,530)	47,267,661

ASSET BACKED SECURITIES 1.3%
Baa2	230	American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A, 5.219%, 3/15/12(h)	231,114
Baa2	190	American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A, 5.249%, 2/15/12(h)	190,037
AA+(d)	220	Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 5.718%, 10/25/32(h)	220,418
Aa2	500	Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1, 5.918%, 12/25/32(h)	501,608
Baa2	397	Bank One Issuance Trust, Ser. 2003-C1, Class C1, 4.54%, 9/15/10	390,787
Aa2	248	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 5.918%, 3/25/33(h)	249,434
Aa2	360	Centex Home Equity, Ser. 2005-A, Class M2, 5.318%, 1/25/35(h)	361,333
Aaa	650	Chase Issuance Trust, Ser. 2005-A4, Class A4, 4.23%, 1/15/13	627,039

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	35

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Aaa	$270	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class AF3, 5.12%, 7/25/35	$266,657
Aa2	260	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	257,375
Aa2	300	First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2, 5.338%, 6/25/36(h)	302,226
Aa1	210	HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2, 5.266%, 1/20/35(h)	210,988
Aaa	220	Home Equity Asset Trust, Ser. 2005-7, Class 2A4, 5.198%, 1/25/36(h)	220,407
Aa2	56	Household Mortgage Loan Trust, Ser. 2003-HC2, Class M, 5.376%, 6/20/33(h)	55,590
Aa2	53	Household Mortgage Loan Trust, Ser. 2004-HC1, Class M, 5.276%, 2/20/34(h)	52,796
Aaa	2,400	MBNA Master Credit Card Trust, Ser. 1999-J, Class A, 7.00%, 2/15/12	2,537,701
A2	290	Morgan Stanley ABS Capital I, Ser. 2004-N3, Class M2, 5.918%, 3/25/34(h)	293,018
Aaa	268	Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1, 5.668%, 9/25/32(h)	269,892
Aa2	350	Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1, 5.418%, 7/25/32(h)	353,462
Aaa	176	Prestige Auto Receivables Trust, Ser. 2004-1, Class A2, 144A, 3.69%, 6/15/11	173,871
Aa2	240	Saxon Asset Securities Trust, Ser. 2005-2, Class M2, 5.258%, 9/25/35(h)	241,445
Aa2	280	Securitized Asset Bank Receivables LLC Trust, Ser. 2004-OP1, Class M1, 5.091%, 2/25/34(h)	280,984

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
AAA(d)	$220	Structured Asset Securities Corp., Ser. 2005-RMS1, Class A3, 5.118%, 2/25/35(h)	$220,707
A3	176	WFS Financial Owner Trust, Ser. 2004-4, Class D, 3.58%, 5/17/12	172,139

		Total asset backed securities (cost $8,819,859)	8,681,028

COMMERCIAL MORTGAGE BACKED SECURITIES 2.6%
AAA(d)	400	Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3, 4.873%, 3/11/41	387,178
Aaa	560	Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4, 4.153%, 11/10/38	527,007
Aaa	1,000	Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A4, 4.668%, 7/10/43	936,253
Aaa	1,400	Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4, 5.182%, 9/10/47	1,365,668
Aaa	350	Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB, 4.823%, 2/13/42	335,313
Aaa	500	Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB, 5.14%, 10/12/42	491,396
Aaa	78	Commercial Mortgage Asset Trust, Ser. 1999-C2, Class A1, 7.285%, 11/17/32	79,660
AAA(d)	2,648	Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A, 1.157%, 3/10/39	86,051
Aaa	300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	283,632
AAA(d)	800	Credit Suisse Mtge. Capital Certs., Series 2006-C1, Class A4, 5.609%, 12/15/15	798,229
AAA(d)	600	DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B, 7.62%, 6/10/33	646,066

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	37

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Aaa	$4,917	GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 0.64%, 3/10/40	$108,987
Aaa	1,300	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4, 4.111%, 7/5/35	1,195,387
Aaa	610	Greenwich Capital Commercial Funding Corp., Ser. 2003-C2, Class A3, 4.533%, 1/5/36	587,735
AAA(d)	1,300	GS Mtge. Securities Corp. II, Series 2006-GG6, Class AAB, 5.587%, 4/10/38	1,299,577
Aaa	1,250	J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A3, 5.213%, 5/15/41	1,224,733
Aaa	700	J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4, 5.179%, 12/15/44	683,875
Aaa	455	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-CB13, Class A4, 5.295%, 1/12/43	447,047
Aaa	1,000	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	954,858
Aaa	520	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42	494,801
Aaa	30,000	J.P. Morgan Chase Commercial Mtge. Securities, Series 2006-LDP6, Class X2, 0.26%, 4/15/43	200,100
Aaa	1,675	KeyCorp, Ser. 2000-C1, Class A2, 7.727%, 5/17/32	1,793,804
AAA(d)	800	LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5, 4.826%, 8/15/29	770,840
Aaa	430	LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5, 4.739%, 7/15/30	405,096
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3, 4.615%, 8/12/39	381,534

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
AAA(d)	$1,100	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2, 4.867%, 2/15/35	$1,060,343

		Total commercial mortgage backed securities (cost $18,172,565)	17,545,170

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
Aaa	259	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 4.464%, 2/25/35(h)	251,595
Aaa	258	Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1, 4.396%, 3/25/35(h)	250,645
Aaa	978	Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.00%, 1/25/36	971,740
Aaa	428	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.25%, 9/25/19	413,938
Aaa	244	Federal National Mortgage Association, Ser. 1993-55, Class K, 6.50%, 5/25/08	245,756
Aaa	505	Master Alternative Loan Trust, Ser. 2004-4, Class 4A1, 5.00%, 4/25/19	488,968
Aaa	360	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34	352,857
Aaa	181	Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A, 5.00%, 3/25/20	176,382

		Total collateralized mortgage obligations (cost $3,240,938)	3,151,881

MORTGAGE BACKED SECURITIES 10.7%
	2,693	Federal Home Loan Mortgage Corp., 4.50%, 11/1/18 - 7/1/20	2,572,365
	2,963	5.00%, 7/1/18 - 4/1/34	2,873,051
	817	5.28%, 12/1/35(h)	806,762
	1,928	5.50%, 5/1/34 - 7/1/34	1,886,011
	739	6.00%, 1/1/34	739,423
	859	7.00%, 10/1/31 - 11/1/33	883,845

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	39

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)
$1,000	Federal Home Loan Mortgage Corp., 5.00%, TBA(c)	$951,250
1,500	6.00%, TBA(c)	1,499,063
417	Federal National Mortgage Association, 4.00%, 5/1/19	390,716
5,184	4.50%, 11/1/18 - 3/1/34	4,929,172
9,658	5.00%, 1/1/19 - 7/1/35	9,236,070
10,190	5.50%, 12/1/16 - 2/1/34	9,970,036
5,586	6.00%, 9/1/17 - 1/1/35	5,594,805
1,498	6.50%, 5/1/13 - 1/1/34	1,530,887
119	7.50%, 12/1/07	119,220
33	8.00%, 12/1/23	35,060
24	8.50%, 2/1/28	25,454
6,500	Federal National Mortgage Association, 5.00%, TBA(c)	6,198,594
12,000	5.50%, TBA(c)	11,737,974
5,000	6.00%, TBA(c)	5,017,346
1,168	Government National Mortgage Association, 5.50%, 12/15/33 - 9/15/34	1,157,462
1,117	6.50%, 11/15/23 - 8/15/32	1,155,422
166	7.00%, 6/15/24	172,769
23	7.50%, 4/15/29 - 5/15/31	23,952
209	8.00%, 12/15/22 - 6/15/25	222,479
1,500	Government National Mortgage Association, 5.50%, TBA(c)	1,485,000

	Total mortgage backed securities (cost $72,525,235)	71,214,188

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.8%
265	Federal Home Loan Bank, 4.25%, 4/16/07	262,651
775	4.50%, 5/13/11	751,183
60	Federal Home Loan Mortgage Corp., 4.75%, 1/18/11	58,973
675	4.75%, 1/19/16(g)	651,652
1,170	4.90%, 11/3/08	1,159,525
1,755	5.125%, 4/18/11	1,752,259
2,790	5.75%, 1/15/12(g)	2,868,935
108	Federal National Mortgage Association, 4.25%, 7/27/07	106,786
3,415	4.50%, 2/15/11	3,320,841
1,305	5.25%, 8/1/12	1,291,771

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
	$200	Tennessee Valley Authority, 5.88%, 4/1/36	$214,179

		Total U.S. government agency obligations (cost $12,701,219)	12,438,755

U.S. GOVERNMENT SECURITIES 2.4%
	3,190	United States Treasury Bonds, 4.50%, 2/15/36(g)	2,993,115
	509	5.375%, 2/15/31(g)	535,802
	1,398	6.00%, 2/15/26	1,559,862
	240	6.125%, 8/15/29	275,156
	295	7.875%, 2/15/21	380,827
	1,365	8.125%, 8/15/19	1,771,300
	250	8.125%, 5/15/21(g)	820,532
	620	8.125%, 8/15/21	330,059
	250	8.75%, 5/15/20(g)	342,500
	1,214	8.875%, 2/15/19(b)	1,652,652
	39	9.00%, 11/15/18	53,400
	120	United States Treasury Inflation Index, 2.00%, 1/15/26	113,632
	1,480	United States Treasury Notes, 2.75%, 8/15/07	1,438,664
	26	4.125%, 8/15/10	25,284
	2,886	4.50%, 2/28/11(g)	2,843,951
	500	4.50%, 2/15/16	486,289
	1,225	United States Treasury Strips, Zero Coupon, 5/15/19	631,170

		Total U.S. government securities (cost $16,517,853)	16,254,195

MUNICIPAL BOND
Aa3	195	Illinois State Taxable Pension, GO, 5.10%, 6/1/33 (cost $167,248)	182,440

FOREIGN GOVERNMENT OBLIGATIONS 0.3%
A3	55	Government of Malaysia, Bonds, 7.50%, 7/15/11	59,800
Aa2	160	Italy Government International Bond (Italy), Notes, 5.375%, 6/15/33	154,082

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	41

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)
Baa1	$190	Mexico Government International Bond (Mexico), Bonds, 8.30%, 8/15/31	$229,615
Baa1	310	Mexico Government International Bond (Mexico), Notes, 8.375%, 1/14/11	343,480
Baa1	620	5.625%, 1/15/17(g)	600,470
Baa1	185	8.125%, 12/30/19	217,375
A1	115	Province of Quebec (Canada), Notes, 4.60%, 5/26/15(g)	108,566
A1	390	Province of Quebec (Canada), Sr. Unsub. Notes, 5.75%, 2/15/09	395,234
Baa1	100	South Africa Government International Bond (South Africa), Notes, 6.50%, 6/2/14	105,125

		Total foreign government obligations (cost $2,227,143)	2,213,747

		Total long-term investments (cost $552,210,100)	613,259,779

SHORT-TERM INVESTMENTS 22.5%

CORPORATE BONDS 0.8%

Brokerage 0.1%
Aa3	1,200	Morgan Stanley, Unsub. Notes, 6.10%, 4/15/06	1,200,527

Cable 0.2%
Baa2	1,000	Continental Cablevision, Inc., Sr. Notes, 8.30%, 5/15/06	1,003,352

Consumer
Baa1	260	Cendant Corp., Notes, 6.875%, 8/15/06	261,245

Electric
Baa3	140	Duke Capital LLC, Sr. Notes, 4.331%, 11/16/06	139,209

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Energy—Other 0.1%
Baa2	$480	Devon Energy Corp., Sr. Notes, 2.75%, 8/1/06	$475,853
Ba3	260	Kerr-McGee Corp., Sec’d. Notes, 5.875%, 9/15/06	260,328

			736,181

Foods 0.1%
A3	510	Kraft Foods, Inc., Notes, 4.625%, 11/1/06	508,173
Baa3	75	Tyson Foods, Inc., Sr. Notes, 7.25%, 10/1/06	75,649

			583,822

Media & Entertainment
Baa2	130	British Sky Broadcasting PLC, Gtd. Notes, 7.30%, 10/15/06	131,187

Real Estate Investment Trust 0.1%
Baa1	380	Simon Property Group LP, Gtd. Notes, 6.875%, 11/15/06	383,202

Retail
A2	220	Target Corp., Sr. Unsec. Notes, 5.95%, 5/15/06	220,186

Telecommunications 0.2%
Ba3	220	Citizens Communications Co., Debs., 7.60%, 6/1/06	220,825
Baa1	800	Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes, 6.65%, 5/15/06	801,012

			1,021,837

		Total corporate bonds (cost $5,705,349)	5,680,748

U.S. GOVERNMENT SECURITIES 0.1%
	400	United States Treasury Bills, 6/15/06 (cost $396,235)	396,375

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	43

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
AFFILIATED MUTUAL FUNDS 21.6%
4,354,570	Dryden Core Investment Fund - Short Term Bond Series (Note 3)(f)	$43,545,698
100,865,009	Dryden Core Investment Fund - Taxable Money Market Series (includes $67,604,022 of cash collateral for securities on loan) (Note 3)(e)(f)	100,865,009

	Total affiliated mutual funds (cost $144,410,707)	144,410,707

	Total short-term investments (cost $150,512,291)	150,487,830

Contracts
OUTSTANDING OPTION PURCHASED(a)

Call Option
10	90 Day Eurodollar, expiring 9/18/06 @ $95.25 (cost $11,579)	500

	Total Investments, Before Outstanding Option Written 114.2% (cost $702,733,970)	763,748,109

OUTSTANDING OPTION WRITTEN(a)

Call Option
10	90 Day Eurodollar, expiring 9/18/06 @ $95.75 (premiums received $5,271)	(125)

	Total Investments, Net of Outstanding Option Written 114.2% (cost $702,728,699; Note 5)	763,747,984
	Liabilities in excess of other assets(i) (14.2%)	(94,910,381)

	Net Assets 100.0%	$668,837,603

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

GO—General Obligation

LLC—Limited Liability Company

M.T.N.—Medium Term Notes

NA—National Association

PAC—Planned Amortization Class

ULC—Unlimited Liability Corporation

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Partial principal amount of $27,000,000 represents a to-be-announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Dryden Short-Term Core Bond Series and Taxable Money Market Series.
(g)	Portion of securities on loan with an aggregate market value of $64,701,622; cash collateral of $67,604,022 was received with which the Portfolio purchased highly liquid short-term investments.
(h)	Variable rate instrument.
(i)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at March 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
19	90 Day Eurodollar	Sept. 06	$4,499,913	$4,505,218	$(5,305)
10	Fed Funds 30 Day	May 06	13,448,784	13,465,684	(16,900)
34	Fed Funds 30 Day	July 06	3,961,984	3,963,674	(1,690)
8	U.S. Long Bond	June 06	873,250	872,009	1,241
254	5-Yr. U.S. T-Notes	June 06	26,527,125	26,662,008	(134,883)
16	S&P 500 Index	June 06	5,213,200	5,161,600	51,600

					(105,937)

Short Positions:
26	2-Yr. U.S. T-Notes	June 06	5,300,344	5,308,808	8,464
43	10-Yr. U.S. T-Notes	June 06	4,574,797	4,626,475	51,678

					60,142

					$(45,795)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	45

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

Affiliated Mutual Funds (including 10.1% of collateral received for securities on loan)	21.6%
Mortgage Backed Securities	10.7
Oil & Gas Exploration & Production	5.4
Retail	4.1
Financial Services	3.8
Insurance	3.4
Banking	3.3
Commercial Mortgage Backed Securities	2.6
Computer Systems/Peripherals	2.6
Semiconductors & Semiconductor Equipment	2.6
Pharmaceuticals	2.5
U.S. Government Securities	2.5
Aerospace/Defense	2.3
Medical Products & Services	2.1
Capital Markets	2.0
U.S. Government Agency Obligations	1.9
Beverages	1.6
Diversified Manufacturing	1.6
Foods	1.6
Telecommunication Services	1.6
Software	1.5
Communications Equipment	1.4
Health Care Providers & Services	1.4
Industrial Conglomerates	1.4
Asset Backed Securities	1.3
Media	1.3
Real Estate Investment Trust	1.3
Electronic Components	1.1
Biotechnology	1.0
Metals	1.0
Automobiles	0.9
Chemicals	0.9
Household Products	0.9
Building & Construction	0.8
Commercial Services	0.8
Diversified Financial Services	0.8
Telecommunications	0.8
Computer Software & Services	0.7
Electrical Utilities	0.7
Energy Equipment & Services	0.7
Independent Power Producers & Energy Traders	0.7
Media & Entertainment	0.7
Restaurants	0.7
Telecommunication Equipment	0.7
Transportation	0.7
Electric	0.6

See Notes to Financial Statements.

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Health Care Equipment & Supplies	0.6%
Tobacco	0.5
Brokerage	0.4
Cable	0.4
Capital Goods	0.4
Collateralized Mortgage Obligations	0.4
Data Processing/Management	0.4
Health Care Products	0.4
Non Captive Finance	0.4
Technology	0.4
Textiles, Apparel & Luxury Goods	0.4
Business Services	0.3
Distribution/Wholesale	0.3
Foreign Government Obligations	0.3
Health Care & Pharmaceutical	0.3
Hotels, Restaurants & Leisure	0.3
Household Durables	0.3
Internet Software & Services	0.3
Machinery	0.3
Apparel	0.2
Containers	0.2
Cosmetics/Toiletries	0.2
Health Care Services	0.2
Machinery & Equipment	0.2
Pipelines & Other	0.2
Energy—Other	0.2
Automotive	0.1
Building Materials & Construction	0.1
Consumer Finance	0.1
Energy—Integrated	0.1
Gaming	0.1
Lodging	0.1
Miscellaneous Manufacturing	0.1
Non-Corporate	0.1
Oil & Gas Equipment & Services	0.1
Paper & Forest Products	0.1
Railroads	0.1

114.2
Liabilities in excess of other assets	(14.2)

100.0%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	47

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $64,701,622
Unaffiliated Investments (cost $558,323,265)	$619,337,402
Affiliated Investments (cost $144,410,707)	144,410,707
Receivable for investments sold	4,838,374
Dividends and interest receivable	2,091,906
Receivable for Series shares sold	332,110
Prepaid expenses	17,162
Interest receivable from closed swaps	3,135

Total assets	771,030,796

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	67,604,022
Payable for investments purchased	31,927,907
Payable for Series shares reacquired	1,215,435
Accrued expenses and other liabilities	437,903
Payable to custodian	412,743
Management fee payable	372,971
Distribution fee payable	157,525
Transfer agent fee payable	48,885
Due to broker—variation margin	10,158
Interest payable from closed swaps	2,968
Deferred directors’ fees	2,551
Outstanding call options written, at value (premiums received $5,271)	125

Total liabilities	102,193,193

Net Assets	$668,837,603

Net assets were comprised of:
Common stock, at par	$48,503
Paid-in capital in excess of par	589,065,603

589,114,106
Undistributed net investment income	3,153,938
Accumulated net realized gain on investments and financial futures transactions	15,596,070
Net unrealized appreciation on investments and financial futures contracts	60,973,489

Net assets, March 31, 2006	$668,837,603

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($421,971,303 ÷ 30,635,331 shares of common stock issued and outstanding)	$13.77
Maximum sales charge (5.50% of offering price)	.80

Maximum offering price to public	$14.57

Class B
Net asset value, offering price and redemption price per share
($64,091,968 ÷ 4,653,001 shares of common stock issued and outstanding)	$13.77

Class C
Net asset value, offering price and redemption price per share
($13,510,310 ÷ 980,832 shares of common stock issued and outstanding)	$13.77

Class R
Net asset value, offering price and redemption price per share
($234,457 ÷ 17,003 shares of common stock issued and outstanding)	$13.79

Class Z
Net asset value, offering price and redemption price per share
($169,029,565 ÷ 12,216,794 shares of common stock issued and outstanding)	$13.84

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	49

Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $1,645)	$4,512,831
Interest	3,907,275
Affiliated dividend income	1,523,621
Income from securities loaned, net	87,796

Total income	10,031,523

Expenses
Management fee	2,189,999
Distribution fee—Class A	523,622
Distribution fee—Class B	347,441
Distribution fee—Class C	68,290
Distribution fee—Class R	268
Transfer agent’s fees and expenses (including affiliated expense of $334,700)	439,000
Custodian’s fees and expenses	150,000
Reports to shareholders	60,000
Legal fees and expenses	36,000
Registration fees	35,000
Insurance	20,000
Directors’ fees	12,000
Audit fee	11,000
Miscellaneous	15,055

Total expenses	3,907,675

Net investment income	6,123,848

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	21,165,825
Financial futures transactions	(730,754)
Options written	1,469
Swaps	(48,265)

20,388,275

Net change in unrealized appreciation (depreciation) on:
Investments	6,024,827
Financial futures contracts	29,197
Options written	2,406

6,056,430

Net gain on investments	26,444,705

Net Increase In Net Assets Resulting From Operations	$32,568,553

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,123,848	$10,406,689
Net realized gain on investment transactions and financial futures contracts	20,388,275	55,882,882
Net change in unrealized appreciation on investments and financial futures contracts	6,056,430	3,603,235

Net increase in net assets resulting from operations	32,568,553	69,892,806

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(6,532,470)	(5,121,185)
Class B	(570,979)	(379,484)
Class C	(108,450)	(58,070)
Class R	(34)	—
Class Z	(3,092,429)	(2,510,153)

	(10,304,362)	(8,068,892)

Distributions from net realized gains
Class A	(20,133,621)	—
Class B	(3,512,317)	—
Class C	(651,364)	—
Class R	(125)	—
Class Z	(8,207,672)	—

	(32,505,099)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	22,008,670	52,155,333
Net asset value of shares issued in reinvestment of dividends	40,940,668	7,702,120
Cost of shares reacquired	(68,885,953)	(141,029,407)

Net decrease in net assets from Series share transactions	(5,936,615)	(81,171,954)

Total decrease	(16,177,523)	(19,348,040)

Net Assets
Beginning of period	685,015,126	704,363,166

End of period(a)	$668,837,603	$685,015,126

(a) Includes undistributed net investment income of:	$3,153,938	$7,334,452

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	51

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and currently consists of six series: Dryden Active Allocation Fund (the “Series”), Jennison Growth Fund, Jennison Equity Opportunity Fund, Jennison Dryden Growth Allocation Fund, Jennison Dryden Moderate Allocation Fund and Jennison Dryden Conservative Allocation Fund. These financial statements relate to Dryden Active Allocation Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from

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yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market-value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	53

Notes to Financial Statements

(Unaudited) Cont’d

involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase.

The Series’ principal reason for writing options is to realize, through receipt of premiums, greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the options.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Series, as a writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the

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components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2006, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	55

Notes to Financial Statements

(Unaudited) Cont’d

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the Series’ daily average net assets up to $1 billion and .60 of 1% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended March 31, 2006.

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The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended March 31, 2006, PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of the Class A shares and Class R shares, respectively.

PIMS has advised the Series that it received approximately $103,300 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2006. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2006, it received approximately $51,600 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively. PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Series paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Series pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2006.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	57

Notes to Financial Statements

(Unaudited) Cont’d

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2006, the Series incurred approximately $42,700 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended March 31, 2006, PIM has been compensated by the Series approximately $33,500 for these services.

The Series invests in the Taxable Money Market Series and Short-Term Bond Series (the “Portfolios”), portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolios are a money market mutual fund and short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2006 were $203,953,668 and $270,202,604 respectively.

Transactions in call options written during the six months ended March 31, 2006 were as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Balance as of September 30, 2005	22	$6,740
Options expired	(12)	(1,469)

Balance as of March 31, 2006	10	$5,271

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The amount of dollar rolls outstanding at March 31, 2006 was $26,889,226 (principal $27,500,000), which was 4.02% of total net assets.

As of March 31, 2006, the Series had securities on loan with an aggregate market value of $64,701,622. The Series received $67,604,022 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$703,104,923	$75,534,545	$14,891,484	$60,643,061

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. There are 3.25 billion shares of $.001 par value common stock of the Fund authorized which are divided into six series, three of which offer five classes, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 250 million authorized shares and the Series also may offer Class I shares, of which 250 million shares are authorized, but none are currently issued and outstanding. As of March 31, 2006 Prudential owned 197 Class R shares of the Series.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	59

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2006:
Shares sold	665,203	$9,087,174
Shares issued in reinvestment of dividends	1,871,525	25,115,868
Shares reacquired	(2,843,026)	(38,789,551)

Net increase (decrease) in shares outstanding before conversion	(306,298)	(4,586,509)
Shares issued upon conversion from Class B	634,200	8,560,998

Net increase (decrease) in shares outstanding	327,902	$3,974,489

Year ended September 30, 2005:
Shares sold	1,209,573	$16,429,897
Shares issued in reinvestment of dividends	358,065	4,776,588
Shares reacquired	(5,961,132)	(80,969,767)

Net increase (decrease) in shares outstanding before conversion	(4,393,494)	(59,763,282)
Shares issued upon conversion from Class B	1,537,386	21,156,164

Net increase (decrease) in shares outstanding	(2,856,108)	$(38,607,118)

Class B
Six months ended March 31, 2006:
Shares sold	168,580	$2,303,754
Shares issued in reinvestment of dividends	292,092	3,931,553
Shares reacquired	(480,240)	(6,552,951)

Net increase (decrease) in shares outstanding before conversion	(19,568)	(317,644)
Shares reacquired upon conversion into Class A	(633,234)	(8,560,998)

Net increase (decrease) in shares outstanding	(652,802)	$(8,878,642)

Year ended September 30, 2005:
Shares sold	639,726	$8,653,946
Shares issued in reinvestment of dividends	27,284	364,781
Shares reacquired	(1,231,741)	(16,680,645)

Net increase (decrease) in shares outstanding before conversion	(564,731)	(7,661,918)
Shares reacquired upon conversion into Class A	(1,539,246)	(21,156,164)

Net increase (decrease) in shares outstanding	(2,103,977)	$(28,818,082)

60	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended March 31, 2006:
Shares sold	105,036	$1,426,553
Shares issued in reinvestment of dividends	44,408	597,728
Shares reacquired	(136,620)	(1,873,727)

Net increase (decrease) in shares outstanding	12,824	$150,554

Year ended September 30, 2005:
Shares sold	275,525	$3,730,608
Shares issued in reinvestment of dividends	3,805	50,876
Shares reacquired	(435,023)	(5,886,259)

Net increase (decrease) in shares outstanding	(155,693)	$(2,104,775)

Class R
Six months ended March 31, 2006:
Shares sold	16,806	$226,900
Shares issued in reinvestment of dividends	12	159
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	16,818	$227,059

Period ended September 30, 2005*:
Shares sold	185	$2,500

Net increase (decrease) in shares outstanding	185	$2,500

Class Z
Six months ended March 31, 2006:
Shares sold	654,134	$8,964,289
Shares issued in reinvestment of dividends	838,557	11,295,360
Shares reacquired	(1,578,149)	(21,669,724)

Net increase (decrease) in shares outstanding	(85,458)	$(1,410,075)

Year ended September 30, 2005:
Shares sold	1,713,034	$23,338,382
Shares issued in reinvestment of dividends	187,584	2,509,875
Shares reacquired	(2,751,402)	(37,492,736)

Net increase (decrease) in shares outstanding	(850,784)	$(11,644,479)

*	Commenced operations on December 17, 2004.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	61

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.00

Income (loss) from investment operations
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	.54

Total from investment operations	.67

Less Distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	(.68)

Total distributions	(.90)

Net asset value, end of period	$13.77

Total Return(c):	4.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$421,971
Average net assets (000)	$420,049
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.13	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)
Net investment income	1.85	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	68	%(f)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Effective October 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There were no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return does not consider the effects of sales loads. Total return in calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

62	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2005(a)	2004(a)	2003(a)	2002(b)	2001

$12.83	$11.47	$9.60	$11.08	$13.76

.21	.14	.12	.18	.44
1.12	1.31	1.96	(1.37)	(2.31)

1.33	1.45	2.08	(1.19)	(1.87)

(.16)	(.09)	(.21)	(.29)	(.38)
—	—	—	—	(.43)

(.16)	(.09)	(.21)	(.29)	(.81)

$14.00	$12.83	$11.47	$9.60	$11.08

10.41%	12.68%	21.91%	(11.18)%	(14.40)%

$424,341	$425,614	$410,597	$369,410	$474,409
$428,897	$429,046	$385,242	$461,051	$456,359

1.09%	1.07%	1.11%	1.11%	1.21%
.84%	.82%	.86%	.86%	.96%
1.52%	1.13%	1.12%	1.51%	2.21%

119%	170%	212%	215%	134%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	63

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.94

Income (loss) from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.54

Total from investment operations	.62

Less Distributions
Dividends from net investment income	(.11)
Distributions from net realized gains	(.68)

Total distributions	(.79)

Net asset value, end of period	$13.77

Total Return(c):	4.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$64,092
Average net assets (000)	$69,679
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)
Net investment income	1.10	%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Effective October 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There were no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return does not consider the effects of sales loads. Total return in calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

64	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2005(a)	2004(a)	2003(a)	2002(b)	2001

$12.78	$11.42	$9.56	$11.00	$13.68

.11	.05	.04	.10	.40
1.10	1.31	1.95	(1.36)	(2.35)

1.21	1.36	1.99	(1.26)	(1.95)

(.05)	—	(.13)	(.18)	(.30)
—	—	—	—	(.43)

(0.05)	—	(.13)	(.18)	(.73)

$13.94	$12.78	$11.42	$9.56	$11.00

9.50%	11.91%	20.96%	(11.73)%	(14.99)%

$73,983	$94,667	$104,308	$124,201	$181,313
$88,854	$104,847	$113,112	$169,928	$225,621

1.84%	1.82%	1.86%	1.86%	1.96%
.84%	.82%	.86%	.86%	.96%
.77%	.38%	.38%	.77%	1.55%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	65

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.95

Income (loss) from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.53

Total from investment operations	.61

Less Distributions
Dividends from net investment income	(.11)
Distributions from net realized gains	(.68)

Total distributions	(.79)

Net asset value, end of period	$13.77

Total Return(c):	4.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,510
Average net assets (000)	$13,696
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)
Net investment income	1.10	%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Effective October 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There were no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return does not consider the effects of sales loads. Total return in calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

66	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2005(a)	2004(a)	2003(a)	2002(b)	2001

$12.78	$11.42	$9.56	$11.00	$13.68

.11	.05	.04	.08	.32
1.11	1.31	1.95	(1.34)	(2.27)

1.22	1.36	1.99	(1.26)	(1.95)

(.05)	—	(.13)	(.18)	(.30)
—	—	—	—	(.43)

(0.05)	—	(.13)	(.18)	(.73)

$13.95	$12.78	$11.42	$9.56	$11.00

9.50%	11.91%	20.96%	(11.73)%	(14.99)%

$13,500	$14,357	$12,655	$11,268	$16,423
$14,221	$13,380	$12,132	$15,577	$14,019

1.84%	1.82%	1.86%	1.86%	1.96%
.84%	.82%	.86%	.86%	.96%
.78%	.38%	.37%	.76%	1.43%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	67

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended March 31, 2006(b)		December 17, 2004(a) Through September 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.00		$13.53

Income (loss) from investment operations
Net investment income	.11		.12
Net realized and unrealized loss on investment transactions	.55		.35

Total from investment operations	.66		.47

Less Distributions
Dividends from net investment income	(.19)		—
Distributions from net realized gains	(.68)		—

Total distributions	(.87)		—

Net asset value, end of period	$13.79		$14.00

Total Return(c):	4.89%		3.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$235		$3
Average net assets (000)	$107		$2
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.38	%(e)	1.34	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)	.84	%(e)
Net investment income	1.54	%(e)	1.48	%(e)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return in calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

68	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.08

Income (loss) from investment operations
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	.56

Total from investment operations	.70

Less Distributions
Dividends from net investment income	(.26)
Distributions from net realized gains	(.68)

Total distributions	(.94)

Net asset value, end of period	$13.84

Total Return(c):	5.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$169,030
Average net assets (000)	$172,166
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.88	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)
Net investment income	2.10	%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Effective October 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There were no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return in calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

70	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2005(a)	2004(a)	2003(a)	2002(b)	2001

$12.90	$11.53	$9.66	$11.14	$13.79

.24	.17	.14	.21	.35
1.13	1.32	1.97	(1.37)	(2.17)

1.37	1.49	2.11	(1.16)	(1.82)

(.19)	(.12)	(.24)	(.32)	(.40)
—	—	—	—	(.43)

(.19)	(.12)	(.24)	(.32)	(.83)

$14.08	$12.90	$11.53	$9.66	$11.14

10.63%	12.96%	22.11%	(10.86)%	(13.96)%

$173,188	$169,725	$167,039	$166,036	$207,850
$176,256	$171,470	$172,708	$206,376	$230,926

.84%	.82%	.86%	.86%	.96%
.84%	.82%	.86%	.86%	.96%
1.76%	1.38%	1.36%	1.76%	2.51%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	71

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Active Allocation Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Active Allocation Fund
Share Class	A	B	C	R	Z
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859

MF185E2    IFS-A119077    Ed. 05/2006

JennisonDryden Asset Allocation Funds

MARCH 31, 2006	SEMIANNUAL REPORT

JennisonDryden Conservative Allocation Fund

Objective: Current income and a reasonable level of capital appreciation

JennisonDryden Moderate Allocation Fund

Objective: Capital appreciation and a reasonable level of current income

JennisonDryden Growth Allocation Fund

Objective: Long-term capital appreciation

FUND TYPE

Balanced/allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2006 were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

JENNISONDRYDEN ASSET ALLOCATION FUNDS

May 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the JennisonDryden Asset Allocation Funds informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

JennisonDryden Asset Allocation Funds

JennisonDryden Asset Allocation Funds	1

This Page Intentionally Left Blank

Your Fund’s Performance

MARCH 31, 2006	SEMIANNUAL REPORT

JennisonDryden Conservative Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Conservative Allocation Fund (the Fund) is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Since Inception[2]
Class A	4.30%	10.10%	14.76%
Class B	3.81	9.19	12.93
Class C	3.90	9.29	13.03
Class Z	4.51	10.52	15.49
S&P 500 Index[3]	6.38	11.72	19.19
Russell 1000 Index[4]	6.71	13.20	21.39
JDAA Conservative Custom Blend[5]	4.31	8.30	12.66
Lipper Income Funds Avg.[6]	3.16	6.98	11.86

Average Annual Total Returns[1] as of 3/31/06
		One Year	Since Inception[2]
Class A		4.04%	4.13%
Class B		4.19	4.84
Class C		8.29	6.30
Class Z		10.52	7.45
S&P 500 Index[3]		11.72	9.17
Russell 1000 Index[4]		13.20	10.18
JDAA Conservative Custom Blend[5]		8.30	6.14
Lipper Income Funds Avg.[6]		6.98	5.73

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

4	Visit our website at www.jennisondryden.com

1Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/04. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Conservative Custom Blend, and Lipper Income Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The JennisonDryden Asset Allocation (JDAA) Conservative Custom Blend is a model portfolio consisting of the S&P 500 Index (5%), the S&P 500/Citigroup Growth Index (10%), the S&P 500/Citigroup Value Index (10%), the Russell 2500 Index (5%), the MSCI EAFE Index (10%), the Lehman Brothers U.S. Corporate High Yield Index (5%), the Lehman Brothers Intermediate Government Index (25%), the Merrill Lynch (ML) 1-3 Year Corporate Index (20%), and the 90-Day Treasury-Bill (10%). Each component of the JDAA Conservative Custom Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Conservative Custom Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The JDAA Conservative Custom Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

6The Lipper Average represents returns based on the average return of all funds in the Lipper Income Funds category. Funds in the Lipper Average normally seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Conservative Custom Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

JennisonDryden Asset Allocation Funds	5

Performance Target—JDAA Conservative Custom Blend

The JennisonDryden Conservative Allocation Fund seeks to exceed a performance target—the JDAA Conservative Custom Blend—consisting of a weighted average return of nine securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2006, and their weightings in the JennisonDryden Conservative Custom Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Conservative Allocation Fund seeks to exceed this target by holding positions in specific JennisonDryden Mutual Funds. In response to market developments, the Fund’s Investment advisor may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The S&P 500/Citigroup Value Index contains the market-weighted half of the S&P 500 Index with lower book-to-price ratios.

The S&P 500/Citigroup Growth Index contains the market-weighted half of the S&P 500 Index with higher book-to-price ratios.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

The Russell 2500 Index includes the smallest 2,500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Intermediate Government Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies with between 1 and less than 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, below-investment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The 90-Day Treasury Bill is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 and reflects the return of a constant maturity 90-Day Treasury Bill.

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Your Fund’s Performance

MARCH 31, 2006	SEMIANNUAL REPORT

JennisonDryden Moderate Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Moderate Allocation Fund (the Fund) is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Since Inception[2]
Class A	6.75%	15.00%	22.89%
Class B	6.29	14.18	21.00
Class C	6.29	14.27	21.10
Class Z	6.77	15.36	23.47
S&P 500 Index[3]	6.38	11.72	19.19
Russell 1000 Index[4]	6.71	13.20	21.39
JDAA Moderate Custom Blend[5]	6.67	12.34	19.53
Lipper Balanced Funds Avg.[6]	4.77	9.48	14.11

Average Annual Total Returns[1] as of 3/31/06
		One Year	Since Inception[2]
Class A		8.67%	7.75%
Class B		9.18	8.61
Class C		13.27	10.02
Class Z		15.36	11.09
S&P 500 Index[3]		11.72	9.17
Russell 1000 Index[4]		13.20	10.18
JDAA Moderate Custom Blend[5]		12.34	9.33
Lipper Balanced Funds Avg.[6]		9.48	6.80

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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1Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/04. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Moderate Custom Blend and Lipper Balanced Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The JennisonDryden Asset Allocation (JDAA) Moderate Custom Blend is a model portfolio consisting of the S&P 500 Index (8%), the S&P 500/Citigroup Growth Index (14%), the S&P 500/Citigroup Value Index (14%), the Russell 2500 Index (12%), the MSCI EAFE Index (17%), the Lehman Brothers U.S. Corporate High Yield Index (5%), the Lehman Brothers Intermediate Government Index (15%), the Merrill Lynch (ML) 1-3 Year Corporate Index (10%), and the 90-Day Treasury-Bill (5%). Each component of the JDAA Moderate Custom Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Moderate Custom Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The JDAA Moderate Custom Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

6The Lipper Average represents returns based on the average return of all funds in the Lipper Balanced Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Moderate Custom Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

JennisonDryden Asset Allocation Funds	9

Performance Target—JDAA Moderate Custom Blend

The JennisonDryden Moderate Allocation Fund seeks to exceed a performance target—the JDAA Moderate Custom Blend—consisting of a weighted average return of nine securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2006, and their weightings in the JennisonDryden Moderate Custom Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Moderate Allocation Fund seeks to exceed this target by holding positions in specific JennisonDryden Mutual Funds. In response to market developments, the Fund’s Investment advisor may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The S&P 500/Citigroup Value Index contains the market-weighted half of the S&P 500 Index with lower book-to-price ratios.

The S&P 500/Citigroup Growth Index contains the market-weighted half of the S&P 500 Index with higher book-to-price ratios.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

The Russell 2500 Index includes the smallest 2,500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Intermediate Government Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies with between 1 and less than 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, below-investment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The 90-Day Treasury Bill is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 and reflects the return of a constant maturity 90-Day Treasury Bill.

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Your Fund’s Performance

MARCH 31, 2006	SEMIANNUAL REPORT

JennisonDryden Growth Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Growth Allocation Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Since Inception[2]
Class A	9.43%	20.17%	31.48%
Class B	9.02	19.16	29.52
Class C	8.93	19.25	29.62
Class Z	9.42	20.34	32.14
S&P 500 Index[3]	6.38	11.72	19.19
Russell 1000 Index[4]	6.71	13.20	21.39
JDAA Growth Custom Blend[5]	9.09	16.55	26.61
Lipper Multi-Cap Core Funds Avg.[6]	7.77	14.56	21.20

Average Annual Total Returns[1] as of 3/31/06
		One Year	Since Inception[2]
Class A		13.56%	11.44%
Class B		14.16	12.45
Class C		18.25	13.82
Class Z		20.34	14.92
S&P 500 Index[3]		11.72	9.17
Russell 1000 Index[4]		13.20	10.18
JDAA Growth Custom Blend[5]		16.55	12.52
Lipper Multi-Cap Core Funds Avg.[6]		14.56	10.03

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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1Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/04. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Growth Custom Blend, and Lipper Multi-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The JennisonDryden Asset Allocation (JDAA) Growth Custom Blend is a model portfolio consisting of the S&P 500 Index (9%), the S&P 500/Citigroup Growth Index (18%), the S&P 500/Citigroup Value Index (18%), the Russell 2500 Index (20%), the MSCI EAFE Index (25%), the Lehman Brothers U.S. Corporate High Yield Index (2%), and the Lehman Brothers Intermediate Government Index (8%). Each component of the JDAA Growth Custom Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Growth Custom Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The JDAA Growth Custom Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

6The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Growth Custom Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

JennisonDryden Asset Allocation Funds	13

Performance Target—JDAA Growth Custom Blend

The JennisonDryden Growth Allocation Fund seeks to exceed a performance target—the JDAA Growth Custom Blend—consisting of a weighted average return of seven securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2006, and their weightings in the JennisonDryden Growth Custom Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Growth Allocation Fund seeks to exceed this target by holding positions in specific JennisonDryden Mutual Funds. In response to market developments, the Fund’s Investment advisor may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The S&P 500/Citigroup Value Index contains the market-weighted half of the S&P 500 Index with lower book-to-price ratios.

The S&P 500/Citigroup Growth Index contains the market-weighted half of the S&P 500 Index with higher book-to-price ratios.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

The Russell 2500 Index includes the smallest 2,500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Intermediate Government Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies with between 1 and less than 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, below-investment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

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Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2005, at the beginning of the period, and held through the six-month period ended March 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

JennisonDryden Asset Allocation Funds	15

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

JennisonDryden Conservative Allocation Fund		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,043.00	0.75%	$3.82
	Hypothetical	$1,000.00	$1,021.19	0.75%	$3.78

Class B	Actual	$1,000.00	$1,038.10	1.50%	$7.62
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class C	Actual	$1,000.00	$1,039.00	1.50%	$7.63
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class Z	Actual	$1,000.00	$1,045.10	0.50%	$2.55
	Hypothetical	$1,000.00	$1,022.44	0.50%	$2.52

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JennisonDryden Moderate Allocation Fund		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,067.50	0.75%	$3.87
	Hypothetical	$1,000.00	$1,021.19	0.75%	$3.78

Class B	Actual	$1,000.00	$1,062.90	1.50%	$7.71
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class C	Actual	$1,000.00	$1,062,90	1.50%	$7.71
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class Z	Actual	$1,000.00	$1,067.70	0.50%	$2.58
	Hypothetical	$1,000.00	$1,022.44	0.50%	$2.52

JennisonDryden Growth Allocation Fund		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,094.30	0.75%	$3.92
	Hypothetical	$1,000.00	$1,021.19	0.75%	$3.78

Class B	Actual	$1,000.00	$1,090.20	1.50%	$7.82
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class C	Actual	$1,000.00	$1,089.30	1.50%	$7.81
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class Z	Actual	$1,000.00	$1,094.20	0.50%	$2.61
	Hypothetical	$1,000.00	$1,022.44	0.50%	$2.52

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2006 (to reflect the six-month period).

JennisonDryden Asset Allocation Funds	17

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JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of March 31, 2006 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.3%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	509,983	$4,452,156
Dryden High Yield Fund, Inc. (Class Z)	168,123	959,982
Dryden International Equity Fund (Class Z)	276,460	2,203,388
Dryden Large-Cap Core Equity Fund (Class Z)	83,457	1,028,192
Dryden Short-Term Corporate Bond Fund (Class Z)	360,679	3,873,695
Dryden Ultra Short Bond Fund (Class Z)	139,447	1,345,664
Jennison 20/20 Focus Fund (Class Z)	62,820	1,014,550
Jennison Equity Opportunity Fund (Class Z)	22,293	389,460
Jennison Growth Fund (Class Z)	92,044	1,550,024
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	17,099	382,677
Jennison Value Fund (Class Z)	72,792	1,541,015

Total long-term investments (cost $17,362,740)		18,740,803

SHORT-TERM INVESTMENT 4.1%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $804,096; Note 3)	804,096	804,096

Total Investments(a) 100.4% (cost $18,166,836; Note 5)		19,544,899
Liabilities in excess of other assets (0.4%)		(78,310)

Total Net Assets 100.0%		$19,466,589

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	19

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of March 31, 2006 (Unaudited)

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

Short-Term Debt	26.8%
U.S. Government Debt	22.9
International	11.3
Large-Cap Core	10.5
Large-Cap Growth	8.0
Large-Cap Value	7.9
High Yield	4.9
Multi-Cap Value	2.0
Small/Mid-Cap Growth	2.0

96.3
Short-Term Investments	4.1
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2006 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.7%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	856,932	$7,481,018
Dryden High Yield Fund, Inc. (Class Z)	428,488	2,446,665
Dryden International Equity Fund (Class Z)	1,457,692	11,617,805
Dryden Large-Cap Core Equity Fund (Class Z)	357,233	4,401,110
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	675,715	7,257,179
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	89,363	1,793,506
Dryden Ultra Short Bond Fund (Class Z)	61,565	594,102
Jennison 20/20 Focus Fund (Class Z)	303,522	4,901,885
Jennison Equity Opportunity Fund (Class Z)	100,861	1,762,045
Jennison Growth Fund (Class Z)	463,592	7,806,882
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	69,600	1,557,642
Jennison Value Fund (Class Z)	339,499	7,187,204

Total long-term investments (cost $51,393,410)		58,807,043

SHORT-TERM INVESTMENT 2.9%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $1,770,438; Note 3)	1,770,438	1,770,438

Total Investments(a) 99.6% (cost $53,163,848; Note 5)		60,577,481
Other assets in excess of liabilities 0.4%		264,708

Net Assets 100.0%		$60,842,189

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	21

JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2006 (Unaudited)

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2006 were as follows:

International	19.2%
Large-Cap Core	15.3
Short-Term Debt	12.9
Large-Cap Growth	12.8
U.S. Government Debt	12.3
Large-Cap Value	11.8
High Yield	4.0
Multi-Cap Value	2.9
Small-Cap Core	2.9
Small/Mid-Cap Growth	2.6

96.7
Short-Term Investments	2.9
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Portfolio of Investments

as of March 31, 2006 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.5%

Affiliated Registered Investment Companies
Dryden International Equity Fund (Class Z)	1,072,599	$8,548,610
Dryden Large-Cap Core Equity Fund (Class Z)	235,930	2,906,653
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	110,610	2,219,943
Dryden Total Return Bond Fund, Inc. (Class Z)	127,541	1,585,339
Jennison 20/20 Focus Fund (Class Z)	200,143	3,232,315
Jennison Equity Opportunity Fund (Class Z)	90,560	1,582,092
Jennison Growth Fund (Class Z)	333,705	5,619,589
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	55,400	1,239,858
Jennison Value Fund (Class Z)	194,085	4,108,775

Total long-term investments (cost $25,666,965)		31,043,174

SHORT-TERM INVESTMENT 2.9%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $933,336; Note 3)	933,336	933,336

Total Investments(a) 100.4% (cost $26,600,301; Note 5)		31,976,510
Liabilities in excess of other assets (0.4%)		(145,957)

Net Assets 100.0%		$31,830,553

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	23

JennisonDryden Growth Allocation Fund

Portfolio of Investments

as of March 31, 2006 (Unaudited)

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

International	26.8%
Large-Cap Core	19.3
Large-Cap Growth	17.6
Large-Cap Value	12.9
Small-Cap Core	7.0
Multi-Cap Value	5.0
Multi-Sector Debt	5.0
Small/Mid-Cap Growth	3.9

97.5
Short-Term Investments	2.9
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

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Financial Statements

MARCH 31, 2006	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

JennisonDryden Conservative Allocation Fund
Assets
Affiliated investments, at value (cost $18,166,836)	$19,544,899
Receivable for Fund shares sold	211,717
Dividends receivable	13,130
Receivable due from Manager	1,519
Prepaid expenses	199

Total assets	19,771,464

Liabilities
Payable to custodian	222,791
Accrued expenses	51,361
Payable for Fund shares reacquired	15,048
Distribution fee payable	10,802
Transfer agent fee payable	4,206
Deferred directors’ fees	667

Total liabilities	304,875

Net Assets	$19,466,589

Net assets were comprised of:
Common stock, at par	$1,762
Paid-in capital in excess of par	17,929,595

17,931,357
Undistributed net investment income	48,239
Accumulated net realized gain on investment transactions	108,930
Net unrealized appreciation on investments	1,378,063

Net assets, March 31, 2006	$19,466,589

See Notes to Financial Statements.

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JennisonDryden Conservative Allocation Fund
Class A
Net asset value and redemption price per share ($8,534,361 ÷ 771,253 shares of common stock issued and outstanding)	$11.07
Maximum sales charge (5.50% of offering price)	.64

Maximum offering price to public	$11.71

Class B
Net asset value, offering price and redemption price per share ($8,970,700 ÷ 812,984 shares of common stock issued and outstanding)	$11.03

Class C
Net asset value, offering price and redemption price per share ($1,916,879 ÷ 173,718 shares of common stock issued and outstanding)	$11.03

Class Z
Net asset value, offering price and redemption price per share ($44,649 ÷ 4,022 shares of common stock issued and outstanding)	$11.10

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	27

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

JennisonDryden Moderate Allocation Fund
Assets
Affiliated investments, at value (cost $53,163,848)	$60,577,481
Cash	1
Receivable for Fund shares sold	499,429
Dividends receivable	23,921
Prepaid expenses	618

Total assets	61,101,450

Liabilities
Accrued expenses	101,096
Payable for Fund shares reacquired	97,844
Distribution fee payable	34,296
Transfer agent fee payable	14,549
Management fee payable	10,807
Deferred directors’ fees	669

Total liabilities	259,261

Net Assets	$60,842,189

Net assets were comprised of:
Common stock, at par	$50,933
Paid-in capital in excess of par	52,842,034

52,892,967
Distributions in excess of net investment income	(152,638)
Accumulated net realized gain on investment transactions	688,227
Net unrealized appreciation on investments	7,413,633

Net assets, March 31, 2006	$60,842,189

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund
Class A
Net asset value and redemption price per share ($24,382,654 ÷ 2,040,530 shares of common stock issued and outstanding)	$11.95
Maximum sales charge (5.50% of offering price)	.70

Maximum offering price to public	$12.65

Class B
Net asset value, offering price and redemption price per share ($28,348,386 ÷ 2,374,079 shares of common stock issued and outstanding)	$11.94

Class C
Net asset value, offering price and redemption price per share ($6,716,487 ÷ 562,080 shares of common stock issued and outstanding)	$11.95

Class Z
Net asset value, offering price and redemption price per share ($1,394,662 ÷ 116,627 shares of common stock issued and outstanding)	$11.96

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	29

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

JennisonDryden Growth Allocation Fund
Assets
Affiliated Investments, at value (cost $26,600,301)	$31,976,510
Receivable for Fund shares sold	182,188
Dividends receivable	2,907
Prepaid expenses	454

Total assets	32,162,059

Liabilities
Payable to custodian	183,843
Accrued expenses	59,273
Payable for Fund shares reacquired	58,107
Distribution fee payable	19,062
Transfer agent fee payable	5,333
Management fee payable	5,221
Deferred directors’ fees	667

Total liabilities	331,506

Net Assets	$31,830,553

Net assets were comprised of:
Common stock, at par	$2,455
Paid-in capital in excess of par	26,139,267

26,141,722
Accumulated net investment loss	(85,114)
Accumulated net realized gain on investment transactions	397,736
Net unrealized appreciation on investments	5,376,209

Net assets, March 31, 2006	$31,830,553

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund
Class A
Net asset value and redemption price per share
($11,006,620 ÷ 846,185 shares of common stock issued and outstanding)	$13.01
Maximum sales charge (5.50% of offering price)	.75

Maximum offering price to public	$13.76

Class B
Net asset value, offering price and redemption price per share ($16,745,208 ÷ 1,293,616 shares of common stock issued and outstanding)	$12.94

Class C
Net asset value, offering price and redemption price per share ($3,668,178 ÷ 283,197 shares of common stock issued and outstanding)	$12.95

Class Z
Net asset value, offering price and redemption price per share ($410,547 ÷ 31,526 shares of common stock issued and outstanding)	$13.02

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	31

Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

JennisonDryden Conservative Allocation Fund
Net Investment Income
Income
Affiliated dividend income	$270,041

Expenses
Management fee	17,557
Distribution fee—Class A	9,022
Distribution fee—Class B	42,307
Distribution fee—Class C	9,187
Custodian’s fees and expenses	25,000
Transfer agent’s fees and expenses (including affiliated expense of $8,000)	9,000
Audit fee	8,000
Reports to shareholders	5,000
Directors’ fees	5,000
Legal fees and expenses	2,000
Miscellaneous	1,846

Total expenses	133,919
Less: Expense subsidy (Note 2)	(29,323)

Net expenses	104,596

Net investment income	165,445

Net Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	15,060
Net capital gain distributions received	112,081

127,141

Net change in unrealized appreciation on investments	409,013

Net gain on investments	536,154

Net Increase In Net Assets Resulting From Operations	$701,599

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

JennisonDryden Moderate Allocation Fund
Net Investment Income
Income
Affiliated dividend income	$584,134

Expenses
Management fee	54,208
Distribution fee—Class A	26,750
Distribution fee—Class B	129,431
Distribution fee—Class C	29,550
Transfer agent’s fees and expenses (including affiliated expense of $27,700)	29,000
Custodian’s fees and expenses	27,000
Legal fees and expenses	9,000
Audit fee	8,000
Directors’ fees	6,000
Reports to shareholders	3,000
Miscellaneous	2,242

Total expenses	324,181
Less: Expense subsidy (Note 2)	(2,941)

Net expenses	321,240

Net investment income	262,894

Net Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	29,112
Net capital gain distributions received	713,899

743,011

Net change in unrealized appreciation on investments	2,481,797

Net gain on investments	3,224,808

Net Increase In Net Assets Resulting From Operations	$3,487,702

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	33

Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

JennisonDryden Growth Allocation Fund
Net Investment Loss
Income
Affiliated dividend income	$146,292

Expenses
Management fee	27,231
Distribution fee—Class A	11,148
Distribution fee—Class B	73,524
Distribution fee—Class C	15,912
Custodian’s fees and expenses	22,000
Transfer agent’s fees and expenses (including affiliated expense of $16,327)	17,000
Audit fee	8,000
Directors’ fees	5,000
Legal fees and expenses	5,000
Reports to shareholders	5,000
Miscellaneous	764

Total expenses	190,579
Less: Expense subsidy (Note 2)	(21,914)

Net expenses	168,665

Net investment loss	(22,373)

Net Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	9,347
Net capital gain distributions received	403,227

412,574

Net change in unrealized appreciation on investments	2,004,833

Net gain on investments	2,417,407

Net Increase In Net Assets Resulting From Operations	$2,395,034

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	JennisonDryden Conservative Allocation Fund
	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$165,445	$188,187
Net realized gain on investment transactions	127,141	48,938
Net change in unrealized appreciation on investments	409,013	927,770

Net increase in net assets resulting from operations	701,599	1,164,895

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(83,602)	(75,002)
Class B	(66,731)	(78,279)
Class C	(14,374)	(19,723)
Class Z	(475)	(7,987)

	(165,182)	(180,991)

Distributions from net realized gains
Class A	(27,631)	—
Class B	(30,267)	—
Class C	(6,401)	—
Class Z	(121)	—

	(64,420)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,517,068	8,484,987
Net asset value of shares issued in reinvestment of dividends and distributions	221,795	174,274
Cost of shares reacquired	(1,835,170)	(2,956,426)

Net increase in net assets from Fund share transactions	2,903,693	5,702,835

Total increase	3,375,690	6,686,739

Net Assets
Beginning of period	16,090,899	9,404,160

End of period(a)	$19,466,589	$16,090,899

(a) Includes undistributed net investment income of:	$48,239	$47,976

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	35

Statement of Changes in Net Assets

(Unaudited)

	JennisonDryden Moderate Allocation Fund
	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$262,894	$242,322
Net realized gain on investment transactions	743,011	151,494
Net change in unrealized appreciation on investments	2,481,797	4,649,900

Net increase in net assets resulting from operations	3,487,702	5,043,716

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(208,785)	(195,937)
Class B	(161,921)	(72,492)
Class C	(36,946)	(15,917)
Class Z	(7,211)	(9,550)

	(414,863)	(293,896)

Distributions from net realized gains
Class A	(67,763)	—
Class B	(82,070)	—
Class C	(18,726)	—
Class Z	(2,101)	—

	(170,660)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,843,377	23,275,283
Net asset value of shares issued in reinvestment of dividends and distributions	569,814	285,069
Cost of shares reacquired	(4,652,840)	(5,948,117)

Net increase in net assets from Fund share transactions	8,760,351	17,612,235

Total increase	11,662,530	22,362,055

Net Assets
Beginning of period	49,179,659	26,817,604

End of period	$60,842,189	$49,179,659

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	JennisonDryden Growth Allocation Fund
	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(22,373)	$(97,673)
Net realized gain on investment transactions	412,574	73,525
Net change in unrealized appreciation on investments	2,004,833	3,200,398

Net increase in net assets resulting from operations	2,395,034	3,176,250

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(57,726)	(12,865)
Class Z	(4,348)	(1,361)

	(62,074)	(14,226)

Distributions from net realized gains
Class A	(7,999)	—
Class B	(13,800)	—
Class C	(2,948)	—
Class Z	(440)	—

	(25,187)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,936,985	11,769,960
Net asset value of shares issued in reinvestment of dividends	86,831	14,127
Cost of shares reacquired	(1,815,430)	(2,627,612)

Net increase in net assets from Fund share transactions	5,208,386	9,156,475

Total increase	7,516,159	12,318,499

Net Assets
Beginning of period	24,314,394	11,995,895

End of period	$31,830,553	$24,314,394

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Jennison Equity Opportunity Fund, Jennison Growth Fund, and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Conservative Allocation Fund (“Conservative Allocation Portfolio”), JennisonDryden Moderate Allocation Fund (“Moderate Allocation Portfolio”) and JennisonDryden Growth Allocation Fund (“Growth Allocation Portfolio”) which are non-diversified. The inception date of the Conservative Allocation Portfolio, Moderate Allocation Portfolio and Growth Allocation Portfolio (collectively referred to as “Asset Allocation Portfolios”) was March 30, 2004.

The Conservative Allocation Portfolio’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Portfolio’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Portfolio’s investment objective is long-term capital appreciation. Each Asset Allocation Portfolio seeks to achieve its objective by investing in a combination of mutual funds in the JennisonDryden mutual fund family (each, an underlying fund). Each portfolio in the Asset Allocation Portfolios is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Asset Allocation Portfolios may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Asset Allocation Portfolios in the preparation of their financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Short-term investments maturing within sixty days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market value.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Portfolio, semi-annually by the Moderate Allocation Portfolio and annually by the Growth Allocation Portfolio. Each Asset Allocation Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Asset Allocation Portfolios’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Asset Allocation Portfolios with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Asset Allocation Portfolios. In connection therewith, PIM is obligated to keep certain books and records of the Asset Allocation Portfolios. PI pays for the services of PIM, the

JennisonDryden Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) Cont’d

compensation of officers of the Asset Allocation Portfolios, occupancy and certain clerical and bookkeeping costs of the Asset Allocation Portfolios. The Asset Allocation Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20 of 1% of each of the Asset Allocation Portfolios’ daily average net assets. The effective management fee rate was .20 of 1% of each of the Asset Allocation Portfolio’s daily average net assets.

The Asset Allocation Portfolios have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Asset Allocation Portfolios. The Asset Allocation Portfolios compensate PIMS for distributing and servicing the Asset Allocation Portfolios’ Class A, B and C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Asset Allocation Portfolios.

Pursuant to the Class A, B and C Plans, the Asset Allocation Portfolios compensate PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Asset Allocation Portfolios to .50 of 1% of each Asset Allocation Portfolios’ average daily net assets for the six months ended March 31, 2006.

PIMS has advised the Asset Allocation Portfolios of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2006. These amounts were approximately as follows:

Portfolio	Class A
Conservative Allocation Portfolio	$55,400
Moderate Allocation Portfolio	171,900
Growth Allocation Portfolio	110,300

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From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Asset Allocation Portfolios of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended March 31, 2006. These amounts were approximately as follows:

Portfolio	Class B	Class C
Conservative Allocation Portfolio	$8,000	$900
Moderate Allocation Portfolio	26,000	500
Growth Allocation Portfolio	14,200	800

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Asset Allocation Portfolios, along with other affiliated registered investment companies (the “Portfolios”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Portfolios paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Portfolios renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Portfolios pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Portfolios pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Asset Allocation Portfolios did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2006.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates.

The Asset Allocation Portfolios pay networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in the transfer agent fees and expenses in the Statement of Operations.

JennisonDryden Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) Cont’d

The Asset Allocation Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments, for the six months ended March 31, 2006 were as follows:

Portfolios	Purchases	Sales
Conservative Allocation Portfolio	$4,847,596	$2,295,000
Moderate Allocation Portfolio	12,315,946	4,150,000
Growth Allocation Portfolio	6,211,444	920,000

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation of the Asset Allocation Portfolios’ investments as of March 31, 2006 were as follows:

Portfolios	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Portfolio	$18,237,728	$1,576,465	$269,294	$1,307,171
Moderate Allocation Portfolio	53,235,453	7,877,541	535,513	7,342,028
Growth Allocation Portfolio	26,639,426	5,372,833	35,749	5,337,084

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

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Note 6. Capital

The Company offers Class A, Class B, Class C and Class Z shares. There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series and four classes, designated Class A, Class B, Class C and Class Z. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class Z shares are offered exclusively for sale to a limited group of investors. As of March 31, 2006 Prudential owned one share of Class A, B, C and Z shares of the Conservative Allocation Portfolio, Moderate Allocation Portfolio and Growth Allocation Portfolio.

Transactions in shares of common stock were as follows:

Conservative Allocation Portfolio:

Class A	Shares	Amount
Six Months ended March 31, 2006:
Shares sold	253,368	$2,759,897
Shares issued in reinvestment of dividends and distributions	9,869	106,352
Shares reacquired	(63,413)	(691,468)

Net increase (decrease) in shares outstanding before conversion	199,824	2,174,781
Shares issued upon conversion from Class B	21,331	233,573

Net increase (decrease) in shares outstanding	221,155	$2,408,354

Year ended September 30, 2005:
Shares sold	353,390	$3,671,482
Shares issued in reinvestment of dividends	6,995	71,997
Shares reacquired	(85,371)	(892,132)

Net increase (decrease) in shares outstanding before conversion	275,014	2,851,347
Shares issued upon conversion from Class B	20,682	216,784

Net increase (decrease) in shares outstanding	295,696	$3,068,131

JennisonDryden Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six Months ended March 31, 2006:
Shares sold	122,101	$1,330,333
Shares issued in reinvestment of dividends and distributions	8,779	94,607
Shares reacquired	(63,263)	(685,012)

Net increase (decrease) in shares outstanding before conversion	67,617	739,928
Shares reacquired upon conversion into Class A	(21,389)	(233,573)

Net increase (decrease) in shares outstanding	46,228	$506,355

Year ended September 30, 2005:
Shares sold	377,364	$3,890,082
Shares issued in reinvestment of dividends	7,348	75,589
Shares reacquired	(122,259)	(1,264,356)

Net increase (decrease) in shares outstanding before conversion	262,453	2,701,315
Shares reacquired upon conversion into Class A	(20,675)	(216,784)

Net increase (decrease) in shares outstanding	241,778	$2,484,531

Class C
Six Months ended March 31, 2006:
Shares sold	38,403	$416,645
Shares issued in reinvestment of dividends and distributions	1,879	20,243
Shares reacquired	(41,400)	(449,648)

Net increase (decrease) in shares outstanding	(1,118)	$(12,760)

Year ended September 30, 2005:
Shares sold	78,760	$813,134
Shares issued in reinvestment of dividends	1,886	19,378
Shares reacquired	(34,247)	(359,975)

Net increase (decrease) in shares outstanding	46,399	$472,537

Class Z
Six Months ended March 31, 2006:
Shares sold	931	$10,193
Shares issued in reinvestment of dividends and distributions	55	593
Shares reacquired	(833)	(9,042)

Net increase (decrease) in shares outstanding	153	$1,744

Year ended September 30, 2005:
Shares sold	10,739	$110,289
Shares issued in reinvestment of dividends	715	7,310
Shares reacquired	(41,648)	(439,963)

Net increase (decrease) in shares outstanding	(30,194)	$(322,364)

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Moderate Allocation Portfolio:

Class A	Shares	Amount
Six months ended March 31, 2006:
Shares sold	470,124	$5,468,321
Shares issued in reinvestment of dividends and distributions	23,477	271,628
Shares reacquired	(184,309)	(2,153,377)

Net increase (decrease) in shares outstanding before conversion	309,292	3,586,572
Shares issued upon conversion from Class B	9,543	111,853

Net increase (decrease) in shares outstanding	318,835	$3,698,425

Year ended September 30, 2005:
Shares sold	906,006	$9,705,048
Shares issued in reinvestment of dividends and distributions	17,751	189,875
Shares reacquired	(289,689)	(3,082,653)

Net increase (decrease) in shares outstanding before conversion	634,068	6,812,270
Shares issued upon conversion from Class B	104,143	1,161,963

Net increase (decrease) in shares outstanding	738,211	$7,974,233

Class B
Six months ended March 31, 2006:
Shares sold	331,587	$3,848,874
Shares issued in reinvestment of dividends and distributions	20,646	239,078
Shares reacquired	(98,178)	(1,144,047)

Net increase (decrease) in shares outstanding before conversion	254,055	2,943,905
Shares reacquired upon conversion into Class A	(9,556)	(111,853)

Net increase (decrease) in shares outstanding	244,499	$2,832,052

Year ended September 30, 2005:
Shares sold	1,042,899	$11,059,577
Shares issued in reinvestment of dividends and distributions	6,621	70,951
Shares reacquired	(130,084)	(1,396,501)

Net increase (decrease) in shares outstanding before conversion	919,436	9,734,027
Shares reacquired upon conversion into Class A	(104,192)	(1,161,963)

Net increase (decrease) in shares outstanding	815,244	$8,572,064

Class C
Six months ended March 31, 2006:
Shares sold	171,875	$1,988,667
Shares issued in reinvestment of dividends and distributions	4,297	49,798
Shares reacquired	(54,045)	(630,083)

Net increase (decrease) in shares outstanding	122,127	$1,408,382

Year ended September 30, 2005:
Shares sold	189,124	$2,014,210
Shares issued in reinvestment of dividends and distributions	1,371	14,696
Shares reacquired	(76,011)	(822,953)

Net increase (decrease) in shares outstanding	114,484	$1,205,953

JennisonDryden Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended March 31, 2006:
Shares sold	132,128	$1,537,515
Shares issued in reinvestment of dividends and distributions	805	9,310
Shares reacquired	(61,481)	(725,333)

Net increase (decrease) in shares outstanding	71,452	$821,492

Year ended September 30, 2005:
Shares sold	45,495	$496,448
Shares issued in reinvestment of dividends and distributions	894	9,547
Shares reacquired	(59,011)	(646,010)

Net increase (decrease) in shares outstanding	(12,622)	$(140,015)

Growth Allocation Portfolio:

Class A
Six Months ended March 31, 2006:
Shares sold	257,024	$3,232,336
Shares issued in reinvestment of dividends	5,271	65,520
Shares reacquired	(59,906)	(754,759)

Net increase (decrease) in shares outstanding before conversion	202,389	2,543,097
Shares issued upon conversion from Class B	12,262	154,811

Net increase (decrease) in shares outstanding	214,651	$2,697,908

Year ended September 30, 2005:
Shares sold	360,877	$4,013,397
Shares issued in reinvestment of dividends	1,162	12,767
Shares reacquired	(100,242)	(1,115,594)

Net increase (decrease) in shares outstanding before conversion	261,797	2,910,570
Shares issued upon conversion from Class B	28,072	324,169

Net increase (decrease) in shares outstanding	289,869	$3,234,739

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Class B	Shares	Amount
Six Months ended March 31, 2006:
Shares sold	214,578	$2,668,718
Shares issued in reinvestment of dividends	1,100	13,633
Shares reacquired	(48,711)	(597,018)

Net increase (decrease) in shares outstanding before conversion	166,967	2,085,333
Shares reacquired upon conversion into Class A	(12,332)	(154,811)

Net increase (decrease) in shares outstanding	154,635	$1,930,522

Year ended September 30, 2005:
Shares sold	592,445	$6,441,264
Shares reacquired	(85,297)	(939,164)

Net increase (decrease) in shares outstanding before conversion	507,148	5,502,100
Shares reacquired upon conversion into Class A	(28,253)	(324,169)

Net increase (decrease) in shares outstanding	478,895	$5,177,931

Class C
Six Months ended March 31, 2006:
Shares sold	72,713	$897,646
Shares issued in reinvestment of dividends	233	2,891
Shares reacquired	(20,366)	(251,313)

Net increase (decrease) in shares outstanding	52,580	$649,224

Year ended September 30, 2005:
Shares sold	104,646	$1,149,304
Shares reacquired	(45,540)	(508,713)

Net increase (decrease) in shares outstanding	59,106	$640,591

Class Z
Six Months ended March 31, 2006:
Shares sold	10,915	$138,285
Shares issued in reinvestment of dividends	385	4,787
Shares reacquired	(16,666)	(212,340)

Net increase (decrease) in shares outstanding	(5,366)	$(69,268)

Year ended September 30, 2005:
Shares sold	14,879	$165,995
Shares issued in reinvestment of dividends	124	1,360
Shares reacquired	(5,890)	(64,141)

Net increase (decrease) in shares outstanding	9,113	$103,214

JennisonDryden Asset Allocation Funds	47

Financial Highlights

(Unaudited)

	JennisonDryden Conservative Allocation Fund Class A
	Six Months Ended March 31, 2006		Year Ended September 30, 2005(a)	March 30, 2004(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.78		$10.01	$10.00

Income (loss) from investment operations
Net investment income	.12		.20	.05
Net realized and unrealized gain (loss) on investment transactions	.34		.78	(.04)

Total from investment operations	.46		.98	.01

Less Dividends and Distributions
Dividends from net investment income	(.13)		(.21)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.17)		(.21)	—

Net asset value, end of period	$11.07		$10.78	$10.01

Total Return(c):	4.30%		9.92%	.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,534		$5,929	$2,548
Average net assets (000)	$7,238		$4,136	$1,535
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)	.75%	.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)	.50%	.50	%(f)
Net investment income	2.31	%(f)	1.89%	1.69	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	13	%(g)	11%	3	%(g)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Inception date of Class A shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.09%, 1.20%, and 6.16%, for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.96%, 1.49%, and (5.25)%, for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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	JennisonDryden Conservative Allocation Fund Class B
	Six Months Ended March 31, 2006		Year Ended September 30, 2005(a)	March 30, 2004(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.75		$9.97	$10.00

Income (loss) from investment operations
Net investment income	.09		.12	.03
Net realized and unrealized gain (loss) on investment transactions	.32		.78	(.06)

Total from investment operations	.41		.90	(.03)

Less Dividends and Distributions
Dividends from net investment income	(.09)		(.12)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.13)		(.12)	—

Net asset value, end of period	$11.03		$10.75	$9.97

Total Return(c):	3.81%		9.11%	(.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,971		$8,241	$5,234
Average net assets (000)	$8,485		$7,032	$3,253
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)	1.50%	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Net investment income	1.58	%(e)	1.18%	.93	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Inception date of Class B shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.84%, 1.95% and 6.91%, for the six months ended March 31, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.22%, .71% and (6.02)%, for the six months ended March 31, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively.
(e)	Annualized. See Notes to Financial Statements.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	49

Financial Highlights

(Unaudited) Cont’d

	JennisonDryden Conservative Allocation Fund Class C
	Six Months Ended March 31, 2006		Year Ended September 30, 2005(a)	March 30, 2004(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.75		$9.97	$10.00

Income (loss) from investment operations
Net investment income	.09		.12	.03
Net realized and unrealized gain (loss) on investment transactions	.32		.78	(.06)

Total from investment operations	.41		.90	(.03)

Less Dividends and Distributions
Dividends from net investment income	(.09)		(.12)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.13)		(.12)	—

Net asset value, end of period	$11.03		$10.75	$9.97

Total Return(c):	3.90%		9.11%	(.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,917		$1,879	$1,281
Average net assets (000)	$1,842		$1,737	$983
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)	1.50%	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Net investment income	1.59	%(e)	1.17%	.91	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Inception date of Class C shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.84%, 1.95% and 6.91%, for the six months ended March 31, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.23%, .69% and (6.02)% for six months ended March 31, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

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	JennisonDryden Conservative Allocation Fund Class Z
	Six Months Ended March 31, 2006		Year Ended September 30, 2005(a)	March 30, 2004(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.80		$10.03	$10.00

Income (loss) from investment operations
Net investment income	.14		.24	.09
Net realized and unrealized gain (loss) on investment transactions	.34		.77	(.06)

Total from investment operations	.48		1.01	.03

Less Dividends and Distributions
Dividends from net investment income	(.14)		(.24)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.18)		(.24)	—

Net asset value, end of period	$11.10		$10.80	$10.03

Total Return(c):	4.51%		10.18%	.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45		$42	$342
Average net assets (000)	$40		$311	$312
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Net investment income	2.76	%(e)	2.27%	1.90	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Inception date of Class Z shares.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .84%, .95% and 5.91%, for the six months ended March 31, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 2.21%, 1.63% and (5.00)% for the six months ended March 31, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	51

Financial Highlights

(Unaudited) Cont’d

	JennisonDryden Moderate Allocation Fund Class A
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34		$10.03	$10.00

Income (loss) from investment operations
Net investment income	.09		.13	.04
Net realized and unrealized gain (loss) on investment transactions	.67		1.34	(.01)

Total from investment operations	.76		1.47	.03

Less Dividends and Distributions
Dividends from net investment income	(.11)		(.16)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.15)		(.16)	—

Net asset value, end of period	$11.95		$11.34	$10.03

Total Return(c):	6.75%		14.77%	.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,383		$19,532	$9,863
Average net assets (000)	$21,459		$14,172	$5,632
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)	.75%	.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)	.50%	.50	%(f)
Net investment income	1.41	%(f)	1.08%	.74	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	8	%(g)	5%	6	%(g)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .76%, .88% and 2.61%, for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.40%, .95% and (1.07)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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	JennisonDryden Moderate Allocation Fund Class B
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34		$9.99	$10.00

Income (loss) from investment operations
Net investment income	.04		.04	—	(c)
Net realized and unrealized gain (loss) on investment transactions	.67		1.35	(.01)

Total from investment operations	.71		1.39	(.01)

Less Dividends and Distributions
Dividends from net investment income	(.07)		(.04)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.11)		(.04)	—

Net asset value, end of period	$11.94		$11.34	$9.99

Total Return(d):	6.29%		13.95%	(.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,348		$24,146	$13,124
Average net assets (000)	$25,957		$19,913	$7,614
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.50	%(f)	1.50%	1.50	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)	.50%	.50	%(f)
Net investment income	.66	%(f)	.33%	—	(f)(g)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.63% and 3.36%, for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been .65%, .20% and (1.84)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(f)	Annualized.
(g)	Less than .005%.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	53

Financial Highlights

(Unaudited) Cont’d

	JennisonDryden Moderate Allocation Fund Class C
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34		$9.99	$10.00

Income (loss) from investment operations
Net investment income	.04		.04	—	(c)
Net realized and unrealized gain (loss) on investment transactions	.68		1.35	(.01)

Total from investment operations	.72		1.39	(.01)

Less Dividends and Distributions
Dividends from net investment income	(.07)		(.04)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.11)		(.04)	—

Net asset value, end of period	$11.95		$11.34	$9.99

Total Return(d):	6.29%		14.05%	(.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,716		$4,989	$3,250
Average net assets (000)	$5,926		$4,321	$2,407
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.50	%(f)	1.50%	1.50	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)	.50%	.50	%(f)
Net investment income (loss)	.65	%(f)	.35%	(.02	)%(f)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.63% and 3.36%, for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been .64%, .21% and (2.02)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(f)	Annualized.

See Notes to Financial Statements.

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	JennisonDryden Moderate Allocation Fund Class Z
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.36		$10.04	$10.00

Income (loss) from investment operations
Net investment income	.11		.18	.05
Net realized and unrealized gain (loss) on investment transactions	.66		1.33	(.01)

Total from investment operations	.77		1.51	.04

Less Dividends and Distributions
Dividends from net investment income	(.13)		(.19)	—
Distributions from net realized gains	(.04)		—	—

Total dividends and distributions	(.17)		(.19)	—

Net asset value, end of period	$11.96		$11.36	$10.04

Total Return(c):	6.77%		15.18%	.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,395		$513	$580
Average net assets (000)	$1,014		$600	$497
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Net investment income	1.52	%(e)	1.43%	.97	%(e)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .51%, .63% and 2.36%, for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.51%, 1.28% and (1.17)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	55

Financial Highlights

(Unaudited) Cont’d

	JennisonDryden Growth Allocation Fund Class A
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.99		$10.01	$10.00

Income (loss) from investment operations
Net investment income (loss)	.02		.01	(.02)
Net realized and unrealized gain on investment transactions	1.09		2.00	.03

Total from investment operations	1.11		2.01	.01

Less Distributions
Dividends from net investment income	(.08)		(.03)	—
Distributions from net realized gains	(.01)		—	—

Total distributions	(.09)		(.03)	—

Net asset value, end of period	$13.01		$11.99	$10.01

Total Return(c):	9.43%		20.02%	.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,007		$7,573	$3,421
Average net assets (000)	$8,943		$5,125	$2,226
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)	.75%	.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)	.50%	.50	%(f)
Net investment income (loss)	.30	%(f)	(.02)%	(.40	)%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	3	%(g)	6%	6	%(g)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .91%, 1.20% and 4.82% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been .14%, (.47)% and (4.51)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

	JennisonDryden Growth Allocation Fund Class B
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.90		$9.98	$10.00

Income (loss) from investment operations
Net investment income (loss)	(.02)		(.07)	(.06)
Net realized and unrealized gain on investment transactions	1.07		1.99	.04

Total from investment operations	1.05		1.92	(.02)

Less Distributions
Dividends from net investment income	—		—	—
Distributions from net realized gains	(.01)		—	—

Total distributions	(.01)		—	—

Net asset value, end of period	$12.94		$11.90	$9.98

Total Return(c):	9.02%		19.04%	(.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,745		$13,552	$6,585
Average net assets (000)	$14,745		$10,343	$3,987
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)	1.50%	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Net investment income (loss)	(.41	)%(e)	(.80)%	(1.15	)%(e)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.66%, 1.95% and 5.57% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been (.57)%, (1.25)% and (5.09)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	57

Financial Highlights

(Unaudited) Cont’d

	JennisonDryden Growth Allocation Fund Class C
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.91		$9.98	$10.00

Income (loss) from investment operations
Net investment income (loss)	(.02)		(.07)	(.06)
Net realized and unrealized gain on investment transactions	1.07		2.00	.04

Total from investment operations	1.05		1.93	(.02)

Less Distributions
Dividends from net investment income	—		—	—
Distributions from net realized gains	(.01)		—	—

Total distributions	(.01)		—	—

Net asset value, end of period	$12.95		$11.91	$9.98

Total Return(c):	8.93%		19.24%	(.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,668		$2,746	$1,711
Average net assets (000)	$3,191		$2,268	$1,282
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)	1.50%	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Net investment income (loss)	(.42	)%(e)	(.74)%	(1.14	)%(e)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.66%, 1.95% and 5.57% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been (.58)%, (1.22)% and (5.46)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

	JennisonDryden Growth Allocation Fund Class Z
	Six Months Ended March 31, 2006		Year Ended September 30, 2005	March 30, 2004(a)(b) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.02		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss)	.03		.04	(.01)
Net realized and unrealized gain on investment transactions	1.10		2.00	.04

Total from investment operations	1.13		2.04	.03

Less Distributions
Dividends from net investment income	(.12)		(.05)	—
Distributions from net realized gains	(.01)		—	—

Total distributions	(.13)		(.05)	—

Net asset value, end of period	$13.02		$12.02	$10.03

Total Return(c):	9.42%		20.40%	.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$411		$443	$279
Average net assets (000)	$427		$392	$237
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)	.50%	.50	%(e)
Net investment income (loss)	.63	%(e)	.28%	(.14	)%(e)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .66%, .95% and 4.57% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been .47%, (.19)% and (4.67)% for the six months ended March 31, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	59

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of each of the JennisonDryden Asset Allocation Funds carefully before investing. The prospectus for the JennisonDryden Asset Allocation Funds contains this and other information about the JennisonDryden Asset Allocation Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, JennisonDryden Asset Allocation Funds, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

JennisonDryden Asset Allocation Funds
	Class A		Class B		Class C		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	JDUAX	74437E750	JDABX	74437E743	JDACX	74437E735	JDAZX	74437E784
Moderate Allocation	JDTAX	74437E727	JDMBX	74437E719	JDMCX	74437E693	JDMZX	74437E776
Growth Allocation	JDAAX	74437E685	JDGBX	74437E677	JDGCX	74437E669	JDGZX	74437E768

MF194E2    IFS-A119078    Ed. 05/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this

       Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

       applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

       applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title) *	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title) *	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.